UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Multi Strategy Alternatives Fund
Class A / CLAAX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 140	1.33%
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class A (excluding sales charges) (a)	10.01	0.81	(2.35)
Class A (including sales charges) (a)	3.67	(0.36)	(2.97)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fun
d’s
website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund
Advisor Class / CLFUX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 114	1.08%
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Advisor Class (a)	10.26	1.08	(2.10)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of
distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is su bj
ect to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund
Class C / CLABX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 218	2.08%
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class C (excluding sales charges) (a)	9.18	0.06	(3.07)
Class C (including sales charges) (a)	8.18	0.06	(3.07)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund
Institutional Class / CLAZX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 114	1.08%
Management's Discussion of Fund Performance
Top Performance Contributors
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the largest contributing underlying holding within the Fund.
Global macro sleeves
| The Fund’s two subadvised global macro sleeves contributed positively to performance relative to the benchmark. Both sleeves posted strong returns during the period and these two sleeves held a combined Fund weight of approximately 50% during the 1-year period.
Mortgage Opportunities and Global Tactical Asset Allocation sleeves
| The Fund’s allocation to the Mortgage Opportunities strategy and the Global Tactical Asset Allocation strategy also contributed to overall performance of the Fund during the 1-year period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
G10 Currency sleeve
| The G10 Currency strategy, focused on investing in short-term debt obligations and currency-linked derivatives, detracted from overall Fund performance during the period. Negative performance within the strategy was driven by security selection for both long and short positions in foreign currencies.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class (a)	10.29	1.06	(2.12)
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.53
HFRX Global Hedge Fund Index	5.89	3.46	1.88
Bloomberg Global Aggregate Index	0.77	(1.62)	0.00
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fu
nd
Statistics
Fund net assets	$ 539,461,587
Total number of portfolio holdings	1,051
Management services fees (represents 0.96% of Fund average net assets)	$ 6,146,117
Portfolio turnover for the reporting period	718%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	33.8%
Credit Risk	0.7%
Equity Risk	47.2%
Foreign Exchange Risk	363.4%
Interest Rate Risk	341.0%
Short
Commodity-Related Investment Risk	30.8%
Credit Risk	1.1%
Equity Risk	43.4%
Foreign Exchange Risk	361.3%
Interest Rate Risk	378.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$52,505	$50,490	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$12,850	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Multi Strategy Alternatives Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Multi Strategy Alternatives Fund | 2024

Consolidated Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	200,000	201,192
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Subordinated Series 2024-X1 Class CERT
05/15/2029	0.000%	7,000	643,060
ARES XLIV CLO Ltd.(a),(f)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.460%	1,000,000	1,000,241
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	56,902	56,972
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	844,345
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	102,894	102,665
LendingClub Receivables Trust(a),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	106,250
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	119,766	119,652
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	770,979	761,728
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	523,062	522,106
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	1,000,000	1,013,783
LP LMS Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	294,296	288,410
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	84,567	82,532
Subordinated Series 2022-3A Class B
11/15/2032	5.950%	2,000,000	1,994,729
Netcredit Combined Receivables LLC(a),(e)
Series 2023-A Class A
12/20/2027	7.780%	419,874	421,711
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 47 Ltd.(a),(f)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.836%	750,000	732,955
Pagaya AI Debt Selection Trust(a),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	176,000
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	1,741
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	25,950
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	120,743	119,288
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	173,823	172,603
Series 2023-6 Class D
06/16/2031	9.000%	209,946	206,017
Series 2024-1 Class A
07/15/2031	6.660%	407,123	408,853
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	399,976	399,919
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	799,922	805,998
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	435,424
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	2,849,604	2,906,173
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	849,993	870,707
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	599,846	609,868
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	399,900	402,865
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	249,938	252,357
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	349,845	351,345
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	900,000	901,106
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	160,581	160,185
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	565,596	565,782
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	388,063	374,620
RR 16 Ltd.(a),(f)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.840%	266,667	267,251
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	336,223	335,103
Theorem Funding Trust(a)
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	836,978	832,864
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	83,190	82,711
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	1,500,000	1,499,312
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	302,511
Total Asset-Backed Securities — Non-Agency (Cost $24,403,265)			22,358,884

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	1,313,460	65,733
Series 2019-131 Class IO
07/16/2061	0.802%	2,637,363	148,291
Series 2020-19 Class IO
12/16/2061	0.718%	1,604,096	77,095
Series 2020-3 Class IO
02/16/2062	0.615%	1,934,432	78,870
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,062,982)			369,989

Commercial Mortgage-Backed Securities - Non-Agency 1.3%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	500,000	373,229
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	1,500,000	912,440
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	2,200,000	2,073,973
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,500,000	843,751
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	128,022
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	328,853	293,875
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	534,519
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	557,477
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	493,854
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.364%	1,000,000	948,454
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $9,633,479)			7,159,594

Residential Mortgage-Backed Securities - Agency 38.1%

Fannie Mae REMICS(f),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	0.762%	1,856,756	201,854
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.762%	1,729,689	173,528
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.662%	2,927,706	319,645
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.562%	4,946,848	444,070
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	0.650%	3,178,369	302,777
Federal Home Loan Mortgage Corp.
09/01/2052	4.500%	4,515,373	4,234,488
12/01/2052	5.000%	1,653,129	1,621,210
09/01/2053	5.500%	1,914,448	1,897,767
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.062%	633,142	72,140
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.642%	1,206,414	151,445
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.612%	1,790,854	231,458
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	0.562%	3,257,322	299,551
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	0.662%	2,071,868	219,617
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,612,631	443,916
CMO Series 5183 Class IO
01/25/2052	3.000%	4,291,898	656,880
Federal National Mortgage Association
09/01/2052	5.000%	1,833,519	1,776,336
Federal National Mortgage Association(f),(h)
CMO Series 2016-53 Class AS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.562%	12,465,061	974,833
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.000%	2,814,406	183,275
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.612%	2,931,344	334,375
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	0.712%	1,913,160	196,503
Freddie Mac REMICS(f),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.612%	1,647,495	162,351
Government National Mortgage Association(f),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.166%	1,477,850	151,375
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.615%	1,935,041	201,364
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	18,260,077	141,422
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	0.665%	2,151,945	211,902
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.665%	2,370,628	232,554
CMO Series 2019-98 Class SB
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	0.665%	7,031,812	640,788
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.765%	1,235,960	124,616
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.865%	5,037,845	509,278
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.865%	7,441,802	920,680
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.615%	1,889,576	202,976
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.715%	2,136,113	218,504
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.865%	2,149,152	243,075
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.865%	2,987,414	322,716
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	6,896,312	51,808
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.865%	3,470,999	369,312
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	0.865%	4,623,915	532,798
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.865%	3,434,541	396,938
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	5,545,334	38,109
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.865%	3,171,362	386,758
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	19,320,366	40,436
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.865%	3,310,839	404,822
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.865%	2,546,311	277,155
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,269,643	49,709
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.865%	3,164,656	349,163
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	0.677%	4,631,838	362,652
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,877,023	35,054
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	0.615%	2,874,765	306,331
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.407%	1,476,094	77,400
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.615%	4,255,415	394,570
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	0.577%	5,294,196	160,868
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.615%	2,805,921	271,942
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.327%	5,456,483	283,259
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.027%	2,118,324	172,124
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.827%	1,882,440	165,829
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.077%	5,533,045	215,454
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	0.077%	2,994,081	145,246
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.077%	3,874,176	197,889
Government National Mortgage Association(h)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	4,258,042	590,292
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-146 Class NI
10/20/2050	2.000%	18,254,987	2,026,840
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,945,262	307,631
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,977,568	401,385
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,028,873	412,179
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,346,819	373,111
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,729,550	611,512
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,848,963	306,850
CMO Series 2021-25 Class GI
02/20/2051	2.500%	3,865,288	567,491
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,722,743	330,046
Government National Mortgage Association TBA(j)
06/20/2054	4.500%	20,000,000	18,908,909
Uniform Mortgage-Backed Security TBA(j)
06/13/2054	3.000%	34,000,000	28,586,233
06/13/2054	3.500%	29,595,420	25,946,292
06/13/2054	4.000%	37,500,000	34,029,474
06/13/2054	4.500%	29,000,000	27,153,915
06/13/2054	5.000%	21,000,000	20,209,661
06/13/2054	6.000%	20,000,000	20,027,468
Total Residential Mortgage-Backed Securities - Agency (Cost $217,689,217)			205,494,184

Residential Mortgage-Backed Securities - Non-Agency 15.1%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	459,175	446,442
A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	334,525	332,825
Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-C Class A
01/25/2061	2.115%	228,813	219,891
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	322,509	267,761
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,680,724
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,546,735
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	286,142
CMO Series 2020-NQM1 Class B2
05/25/2060	5.765%	430,000	385,600
CMO Series 2021-A Class A1
10/25/2059	4.991%	1,780,457	1,780,457
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	170,274
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	239,148
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.724%	338,000	338,879
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.724%	353,000	356,843
BVRT Financing Trust(a),(c),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	2,357,134	2,357,134
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	1,256,155	1,208,635
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	291,976
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	239,477
CMO Series 2023-3 Class M1
07/25/2058	8.258%	800,000	810,500
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	650,000	527,365
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	500,000	361,817
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.284%	473,000	462,923
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.284%	300,000	283,664
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.211%	200,000	196,087
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.258%	300,000	293,450
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	488,378	481,133
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	343,209	336,689
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	997,678	700,786
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	192,401
CMO Series 2021-3 Class A3
09/27/2066	1.419%	520,706	421,709
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	293,924
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.613%	400,000	330,563
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	123,043
Connecticut Avenue Securities Trust(a),(f)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.824%	550,000	576,037
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.324%	900,000	952,620
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	1,077,326	1,059,381
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.614%	1,215,602	1,233,265
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	212,780	207,750
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	780,871	777,233
Fannie Mae Connecticut Avenue Securities(a),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.524%	800,000	845,500
FIGRE Trust(a),(g)
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	148,851
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	247,918
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	1,645,908	1,598,533
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.974%	1,000,000	1,108,249
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.688%	1,963,221	2,199,833
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.074%	1,050,000	1,122,331
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.824%	1,650,000	1,852,140
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.824%	550,000	598,965
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c),(e),(f)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	1,365,085	1,358,686
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.724%	1,800,000	2,152,066
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	517,265
Genworth Mortgage Insurance Corp.(a),(f)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.224%	1,940,520	1,956,310
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.274%	500,000	513,634
Home Re Ltd.(a),(f)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.439%	162,264	163,172
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	239,687
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.147%	500,000	374,795
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.453%	350,000	271,425
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	345,707	338,788
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	530,231	513,542
LHOME Mortgage Trust(a),(g)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	596,200
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	402,195
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	301,719
loanDepot GMSR Master Trust(a),(f)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.114%	850,000	847,480
Mello Mortgage Capital Acceptance(a),(g)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	388,158
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	1,945,281
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	4.004%	750,000	500,830
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.873%	200,000	129,374
NYMT Loan Trust(a),(g)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	500,022
CMO Series 2024-CP1 Class A2
02/25/2068	3.902%	400,000	306,716
CMO Series 2024-CP1 Class M1
02/25/2068	3.902%	150,000	109,321
Oaktown Re V Ltd.(a),(f)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.688%	366,962	375,320
Oaktown Re VI Ltd.(a),(f)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.274%	500,000	513,369
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(f)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	606,729	608,496
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	764,069	736,152
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	1,014,492	995,437
CMO Series 2021-4 Class A2
04/25/2026	3.474%	403,322	381,107
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	208,642	197,853
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	715,637	692,850
CMO Series 2021-3 Class A1
04/25/2026	1.867%	434,626	423,233
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	681,876
CMO Series 2021-7 Class A1
08/25/2026	1.867%	976,690	944,879
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	580,865
PRET LLC(a),(g)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	363,455	361,639
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	1,000,000	985,927
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	500,000	496,273
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	777,476	774,140
PRET LLC(a)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	400,000	399,369
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	400,000	399,471
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	526,304	509,863
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	900,000	833,691
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	325,417	313,977
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,252,766
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	512,846	466,817
PRPM LLC(a),(g)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	400,000	385,144
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	133,985
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	603,301
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	175,033
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	665,273
PRPM Trust(a),(g)
CMO Series 2023-NQM1 Class M1
01/25/2068	6.382%	1,780,000	1,746,016
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.382%	300,000	279,772
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.511%	150,000	141,852
RCO VII Mortgage LLC(a),(g)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	1,150,000	1,110,216
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	666,684
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.531%	400,000	292,136
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.531%	400,000	262,712
Saluda Grade Alternative Mortgage Trust(e),(g)
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.969%	729,458	951,724
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,316,507	1,277,346
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	215,899
CMO Series 2021-3 Class A1
06/25/2056	1.127%	293,311	237,517
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	239,953	239,186
Toorak Mortgage Trust(a),(g)
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.192%	250,000	244,465
Triangle Re Ltd.(a),(f)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.939%	650,000	698,163
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,992	282,609
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	724,411	700,299
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	394,966	385,835
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	389,182
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	150,000	147,034
Verus Securitization Trust(a),(g)
CMO Series 2023-1 Class M1
12/25/2067	6.942%	2,500,000	2,500,895
CMO Series 2023-INV1 Class M1
02/25/2068	7.560%	800,000	809,677
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	449,794
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	294,411
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.942%	1,750,000	1,696,075
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.560%	450,000	442,010
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	197,374
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	168,843
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	173,254
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	89,924
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	751,581
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $80,919,929)			81,650,860

Treasury Bills 16.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 16.2%
U.S. Treasury Bills(k)
07/11/2024	5.180%	47,500,000	47,224,643
U.S. Treasury Bills
09/17/2024	5.240%	40,500,000	39,875,840
Total			87,100,483
Total Treasury Bills (Cost $87,087,784)			87,100,483

Call Option Contracts Purchased 0.3%
Value ($)
(Cost $2,881,150)	1,427,729

Put Option Contracts Purchased 0.2%

(Cost $1,201,897)	888,075

Money Market Funds 42.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(l),(m)	229,505,186	229,459,285
Total Money Market Funds (Cost $229,442,671)		229,459,285
Total Investments in Securities (Cost: $654,322,374)		635,909,083
Other Assets & Liabilities, Net		(96,447,496)
Net Assets		539,461,587
At May 31, 2024, securities and/or cash totaling $83,416,466 were pledged as collateral.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
29,557,000 CHF	32,800,537 USD	Barclays	06/26/2024	—	(39,997)
54,191,000 NZD	32,654,359 USD	Barclays	06/26/2024	—	(656,849)
849,619 USD	769,000 CHF	Barclays	06/26/2024	4,810	—
1,441,632 USD	2,359,000 NZD	Barclays	06/26/2024	8,445	—
62,942,000 NZD	38,527,428 USD	Citi	06/04/2024	—	(163,020)
23,951,294 USD	21,641,000 CHF	Citi	06/04/2024	31,640	—
533,500 AUD	357,916 USD	Citi	06/20/2024	2,781	—
110,246,198 AUD	72,210,545 USD	Citi	06/20/2024	—	(1,177,042)
120,487,085 BRL	23,678,112 USD	Citi	06/20/2024	772,312	—
7,559,500 BRL	1,433,719 USD	Citi	06/20/2024	—	(3,418)
21,623,500 CAD	15,983,313 USD	Citi	06/20/2024	113,000	—
57,947,189 CAD	42,306,609 USD	Citi	06/20/2024	—	(223,046)
58,795,671 CHF	67,194,607 USD	Citi	06/20/2024	1,913,319	—
3,541,461 CHF	3,903,773 USD	Citi	06/20/2024	—	(28,338)
72,732,219 CNH	10,141,227 USD	Citi	06/20/2024	116,362	—
6,114,343 CNH	842,109 USD	Citi	06/20/2024	—	(646)
18,002,045,585 COP	4,698,042 USD	Citi	06/20/2024	51,894	—
28,618,382,166 COP	7,249,475 USD	Citi	06/20/2024	—	(136,644)
784,768,666 CZK	33,608,509 USD	Citi	06/20/2024	—	(884,994)
50,429,671 EUR	54,913,950 USD	Citi	06/20/2024	155,430	—
60,037,669 EUR	64,610,333 USD	Citi	06/20/2024	—	(580,929)
3,576,826 GBP	4,575,953 USD	Citi	06/20/2024	17,801	—
22,315,544 GBP	28,198,876 USD	Citi	06/20/2024	—	(239,086)
1,073,003,250 HUF	3,001,330 USD	Citi	06/20/2024	15,386	—
6,601,827,928 HUF	18,130,646 USD	Citi	06/20/2024	—	(240,861)
53,572,394,602 IDR	3,385,330 USD	Citi	06/20/2024	91,217	—
37,285,250 ILS	10,366,387 USD	Citi	06/20/2024	295,903	—
75,250 ILS	20,197 USD	Citi	06/20/2024	—	(127)
1,971,982,426 INR	23,654,011 USD	Citi	06/20/2024	35,921	—
1,820,000,000 INR	21,770,814 USD	Citi	06/20/2024	—	(27,009)
12,416,754,486 JPY	82,871,386 USD	Citi	06/20/2024	3,717,978	—
93,749,999 JPY	597,015 USD	Citi	06/20/2024	—	(616)
16,800,000,000 KRW	12,637,205 USD	Citi	06/20/2024	484,790	—
365,200,250 KRW	261,837 USD	Citi	06/20/2024	—	(2,334)
275,060,032 MXN	16,218,496 USD	Citi	06/20/2024	48,790	—
388,118,538 MXN	22,614,219 USD	Citi	06/20/2024	—	(201,755)
83,004,822 NOK	7,922,778 USD	Citi	06/20/2024	11,533	—
289,118,791 NOK	27,197,728 USD	Citi	06/20/2024	—	(358,376)
10,977,500 NZD	6,774,809 USD	Citi	06/20/2024	26,939	—
89,628,623 NZD	54,422,508 USD	Citi	06/20/2024	—	(672,207)
1,553,624 PEN	414,264 USD	Citi	06/20/2024	—	(2,654)
664,448,000 PHP	11,861,259 USD	Citi	06/20/2024	509,642	—
44,993,749 PLN	11,473,052 USD	Citi	06/20/2024	53,935	—
108,532,440 PLN	27,058,278 USD	Citi	06/20/2024	—	(486,541)
476,236,206 SEK	46,196,873 USD	Citi	06/20/2024	907,238	—
24,781,900 SEK	2,288,172 USD	Citi	06/20/2024	—	(68,564)
59,158,387 SGD	44,261,326 USD	Citi	06/20/2024	444,602	—
282,000,000 THB	7,914,360 USD	Citi	06/20/2024	239,264	—
222,218,714 TWD	7,031,810 USD	Citi	06/20/2024	182,859	—
32,709,357 TWD	1,006,525 USD	Citi	06/20/2024	—	(1,603)
64,495,581 USD	98,011,698 AUD	Citi	06/20/2024	747,866	—
8,537,168 USD	12,768,000 AUD	Citi	06/20/2024	—	(37,894)
2,093,355 USD	11,067,000 BRL	Citi	06/20/2024	10,592	—
20,911,806 USD	106,029,334 BRL	Citi	06/20/2024	—	(754,570)
1,166,102 USD	1,590,377 CAD	Citi	06/20/2024	1,136	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
62,121,997 USD	83,935,500 CAD	Citi	06/20/2024	—	(518,527)
24,593,719 USD	22,290,260 CHF	Citi	06/20/2024	155,329	—
25,446,730 USD	22,511,661 CHF	Citi	06/20/2024	—	(451,859)
910,752 USD	6,611,812 CNH	Citi	06/20/2024	571	—
9,573,513 USD	68,987,812 CNH	Citi	06/20/2024	—	(64,749)
12,567,103 USD	49,773,001,001 COP	Citi	06/20/2024	278,810	—
1,115,042 USD	4,300,000,002 COP	Citi	06/20/2024	—	(5,255)
22,446,665 USD	520,054,998 CZK	Citi	06/20/2024	411,687	—
1,628,771 USD	37,000,000 CZK	Citi	06/20/2024	—	(2,483)
52,062,782 USD	48,190,088 EUR	Citi	06/20/2024	263,911	—
81,098,128 USD	74,380,351 EUR	Citi	06/20/2024	—	(333,017)
24,951,682 USD	19,771,044 GBP	Citi	06/20/2024	243,679	—
15,143,772 USD	11,849,826 GBP	Citi	06/20/2024	—	(42,868)
19,081,472 USD	6,928,846,332 HUF	Citi	06/20/2024	200,059	—
4,104,413 USD	1,467,629,875 HUF	Citi	06/20/2024	—	(20,306)
122,708 USD	2,000,000,000 IDR	Citi	06/20/2024	270	—
2,777,668 USD	44,929,859,470 IDR	Citi	06/20/2024	—	(14,976)
4,958,303 USD	18,495,041 ILS	Citi	06/20/2024	37,078	—
3,581,397 USD	13,183,375 ILS	Citi	06/20/2024	—	(20,659)
60,172,377 USD	5,007,959,000 INR	Citi	06/20/2024	—	(192,923)
2,858,189 USD	448,750,000 JPY	Citi	06/20/2024	2,470	—
69,244,279 USD	10,356,754,484 JPY	Citi	06/20/2024	—	(3,222,808)
13,395,225 USD	17,980,400,500 KRW	Citi	06/20/2024	—	(388,959)
23,453,740 USD	405,157,075 MXN	Citi	06/20/2024	363,862	—
15,275,021 USD	258,021,495 MXN	Citi	06/20/2024	—	(106,944)
33,193,104 USD	349,771,538 NOK	Citi	06/20/2024	143,854	—
18,083,568 USD	188,678,534 NOK	Citi	06/20/2024	—	(100,492)
45,994,438 USD	75,590,492 NZD	Citi	06/20/2024	471,037	—
4,606,376 USD	7,468,000 NZD	Citi	06/20/2024	—	(15,796)
638,868 USD	2,416,750 PEN	Citi	06/20/2024	9,672	—
92,790 USD	345,250 PEN	Citi	06/20/2024	—	(142)
2,322,010 USD	136,111,999 PHP	Citi	06/20/2024	3,366	—
3,280,599 USD	188,056,000 PHP	Citi	06/20/2024	—	(67,797)
44,796,609 USD	178,391,107 PLN	Citi	06/20/2024	477,879	—
1,008,690 USD	3,959,999 PLN	Citi	06/20/2024	—	(3,668)
33,412,554 USD	354,951,106 SEK	Citi	06/20/2024	342,978	—
18,727,196 USD	193,500,000 SEK	Citi	06/20/2024	—	(325,520)
14,896,209 USD	20,148,202 SGD	Citi	06/20/2024	26,920	—
14,059,016 USD	18,905,375 SGD	Citi	06/20/2024	—	(56,410)
1,011,804 USD	37,285,714 THB	Citi	06/20/2024	2,988	—
2,631,071 USD	95,571,428 THB	Citi	06/20/2024	—	(29,937)
721,009 USD	23,419,024 TWD	Citi	06/20/2024	783	—
10,749,796 USD	340,117,905 TWD	Citi	06/20/2024	—	(267,103)
12,081,950 USD	229,648,437 ZAR	Citi	06/20/2024	126,556	—
12,172,625 USD	227,000,000 ZAR	Citi	06/20/2024	—	(104,914)
27,500,000 ZAR	1,494,460 USD	Citi	06/20/2024	32,513	—
437,918,750 ZAR	22,697,574 USD	Citi	06/20/2024	—	(582,940)
2,121,080,879 CLP	2,332,115 USD	Citi	06/21/2024	22,349	—
14,894,595,595 CLP	15,284,965 USD	Citi	06/21/2024	—	(934,610)
16,888,302 USD	16,355,034,317 CLP	Citi	06/21/2024	921,627	—
1,845,235 USD	1,660,416,666 CLP	Citi	06/21/2024	—	(37,112)
33,110,787 USD	353,306,000 NOK	Citi	06/26/2024	568,211	—
32,720,756 USD	353,731,000 SEK	Citi	06/26/2024	929,057	—
38,527,579 USD	62,942,000 NZD	Citi	07/12/2024	162,701	—
224,000 AUD	149,573 USD	Citi	09/18/2024	99	—
20,381,083 AUD	13,541,474 USD	Citi	09/18/2024	—	(58,764)
7,626,292 BRL	1,452,490 USD	Citi	09/18/2024	15,416	—
1,553,541 CAD	1,141,272 USD	Citi	09/18/2024	—	(1,129)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,119,858 CHF	12,382,846 USD	Citi	09/18/2024	—	(92,666)
103,319,166 CZK	4,523,814 USD	Citi	09/18/2024	—	(24,867)
3,028,923 EUR	3,294,418 USD	Citi	09/18/2024	—	(8,427)
281,063,313 HUF	788,297 USD	Citi	09/18/2024	8,298	—
575,757,577 HUF	1,595,082 USD	Citi	09/18/2024	—	(2,746)
15,750,000,000 IDR	968,902 USD	Citi	09/18/2024	3,128	—
4,713,750 ILS	1,283,033 USD	Citi	09/18/2024	4,852	—
3,978,916 ILS	1,072,371 USD	Citi	09/18/2024	—	(6,553)
1,129,846,405 JPY	7,309,654 USD	Citi	09/18/2024	8,277	—
401,874,999 JPY	2,594,438 USD	Citi	09/18/2024	—	(2,588)
144,307,844 MXN	8,397,718 USD	Citi	09/18/2024	34,112	—
3,890,625 NOK	370,311 USD	Citi	09/18/2024	—	(1,325)
21,603,903 NZD	13,235,544 USD	Citi	09/18/2024	—	(43,190)
74,028,000 PHP	1,267,848 USD	Citi	09/18/2024	4,655	—
88,055,999 PHP	1,499,818 USD	Citi	09/18/2024	—	(2,744)
3,406,571 PLN	867,526 USD	Citi	09/18/2024	3,962	—
1,783,572 PLN	450,322 USD	Citi	09/18/2024	—	(1,812)
4,667,188 SGD	3,475,405 USD	Citi	09/18/2024	3,328	—
2,513,101 SGD	1,868,036 USD	Citi	09/18/2024	—	(1,544)
41,285,714 THB	1,134,132 USD	Citi	09/18/2024	2,087	—
20,642,857 THB	563,551 USD	Citi	09/18/2024	—	(2,471)
12,195,238 TWD	378,720 USD	Citi	09/18/2024	1,539	—
7,385 USD	11,115 AUD	Citi	09/18/2024	32	—
1,106,041 USD	5,807,543 BRL	Citi	09/18/2024	—	(11,687)
2,599,597 USD	3,538,603 CAD	Citi	09/18/2024	2,523	—
1,972,060 USD	1,770,731 CHF	Citi	09/18/2024	14,546	—
1,299,419 USD	5,118,382,165 COP	Citi	09/18/2024	2,907	—
747,939 USD	2,934,191,083 COP	Citi	09/18/2024	—	(1,361)
310,003 USD	7,083,333 CZK	Citi	09/18/2024	1,844	—
16,444,941 USD	15,114,311 EUR	Citi	09/18/2024	36,241	—
2,012,258 USD	1,583,500 GBP	Citi	09/18/2024	6,646	—
2,382,655 USD	860,248,923 HUF	Citi	09/18/2024	4,686	—
1,220,077 USD	436,939,938 HUF	Citi	09/18/2024	—	(7,492)
754,960 USD	12,286,197,301 IDR	Citi	09/18/2024	—	(1,582)
10,138 USD	37,625 ILS	Citi	09/18/2024	65	—
10,240 USD	37,625 ILS	Citi	09/18/2024	—	(37)
7,545,740 USD	630,991,213 INR	Citi	09/18/2024	—	(11,061)
514,954 USD	79,740,468 JPY	Citi	09/18/2024	351	—
303,968 USD	46,875,000 JPY	Citi	09/18/2024	—	(1,049)
376,120 USD	6,499,999 MXN	Citi	09/18/2024	598	—
11,181,831 USD	192,182,302 MXN	Citi	09/18/2024	—	(43,580)
9,020,614 USD	94,684,395 NOK	Citi	09/18/2024	23,715	—
1,816,995 USD	19,000,000 NOK	Citi	09/18/2024	—	(2,100)
1,937,621 USD	3,163,562 NZD	Citi	09/18/2024	6,847	—
207,212 USD	776,812 PEN	Citi	09/18/2024	1,334	—
1,877,057 USD	7,434,363 PLN	Citi	09/18/2024	7,551	—
1,910,372 USD	7,510,446 PLN	Citi	09/18/2024	—	(6,477)
3,039,547 USD	97,932,832 TWD	Citi	09/18/2024	—	(10,624)
1,168,090 USD	22,229,688 ZAR	Citi	09/18/2024	4,811	—
28,000,000 ZAR	1,481,993 USD	Citi	09/18/2024	4,635	—
35,000,000 ZAR	1,840,007 USD	Citi	09/18/2024	—	(6,691)
11,245,577 CNH	1,562,714 USD	Citi	09/19/2024	2,395	—
5,800,079 CNH	804,303 USD	Citi	09/19/2024	—	(455)
579,135 USD	4,176,610 CNH	Citi	09/19/2024	368	—
580,679 USD	4,176,609 CNH	Citi	09/19/2024	—	(1,176)
380,208,333 CLP	417,463 USD	Citi	09/23/2024	3,635	—
123,958,333 CLP	134,578 USD	Citi	09/23/2024	—	(341)
386,733 USD	356,401,960 CLP	Citi	09/23/2024	1,183	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,408,954 USD	2,183,555,548 CLP	Citi	09/23/2024	—	(32,322)
43,143,000 CAD	31,627,794 USD	Goldman Sachs International	06/26/2024	—	(40,312)
278,723 USD	43,533,000 JPY	Goldman Sachs International	06/26/2024	—	(950)
9,985,461 USD	107,901,000 NOK	HSBC	06/04/2024	294,448	—
533,500 AUD	357,917 USD	JPMorgan	06/20/2024	2,782	—
23,561,967 AUD	15,437,070 USD	JPMorgan	06/20/2024	—	(247,425)
43,938,000 BRL	8,526,089 USD	JPMorgan	06/20/2024	173,035	—
7,559,500 BRL	1,433,726 USD	JPMorgan	06/20/2024	—	(3,411)
1,377,500 CAD	1,011,964 USD	JPMorgan	06/20/2024	964	—
21,166,524 CAD	15,502,715 USD	JPMorgan	06/20/2024	—	(32,205)
2,813,000 CHF	3,136,389 USD	JPMorgan	06/20/2024	13,093	—
12,734,900 CHF	14,073,067 USD	JPMorgan	06/20/2024	—	(66,591)
54,036,750 CNH	7,467,601 USD	JPMorgan	06/20/2024	19,580	—
4,490,875 CNH	618,504 USD	JPMorgan	06/20/2024	—	(485)
17,166,336,581 COP	4,479,002 USD	JPMorgan	06/20/2024	48,542	—
7,618,382,165 COP	1,954,233 USD	JPMorgan	06/20/2024	—	(11,995)
57,249,999 CZK	2,424,675 USD	JPMorgan	06/20/2024	—	(91,675)
134,500 EUR	146,203 USD	JPMorgan	06/20/2024	157	—
20,818,913 EUR	22,431,814 USD	JPMorgan	06/20/2024	—	(174,180)
5,937,500 GBP	7,467,757 USD	JPMorgan	06/20/2024	—	(98,735)
337,126,625 HUF	945,699 USD	JPMorgan	06/20/2024	7,547	—
983,419,916 HUF	2,722,698 USD	JPMorgan	06/20/2024	—	(13,954)
10,996,000 ILS	2,980,720 USD	JPMorgan	06/20/2024	10,778	—
7,861,000 ILS	2,098,033 USD	JPMorgan	06/20/2024	—	(25,168)
3,677,273,550 JPY	23,956,657 USD	JPMorgan	06/20/2024	515,045	—
2,300,000,000 KRW	1,675,941 USD	JPMorgan	06/20/2024	12,218	—
934,799,750 KRW	670,224 USD	JPMorgan	06/20/2024	—	(5,971)
188,304,570 MXN	11,100,456 USD	JPMorgan	06/20/2024	30,766	—
130,961,462 MXN	7,641,915 USD	JPMorgan	06/20/2024	—	(56,798)
55,125,000 NOK	5,240,534 USD	JPMorgan	06/20/2024	—	(13,467)
41,111,000 NZD	24,658,083 USD	JPMorgan	06/20/2024	—	(612,849)
320,000,000 PHP	5,576,204 USD	JPMorgan	06/20/2024	109,233	—
4,664,142 PLN	1,187,801 USD	JPMorgan	06/20/2024	4,072	—
4,664,142 PLN	1,178,958 USD	JPMorgan	06/20/2024	—	(4,771)
22,781,900 SEK	2,096,349 USD	JPMorgan	06/20/2024	—	(70,190)
28,000,000 THB	762,985 USD	JPMorgan	06/20/2024	919	—
48,630,617 TWD	1,503,620 USD	JPMorgan	06/20/2024	4,788	—
25,106,975 TWD	772,590 USD	JPMorgan	06/20/2024	—	(1,226)
13,160,889 USD	19,856,467 AUD	JPMorgan	06/20/2024	56,965	—
2,832,838 USD	4,239,000 AUD	JPMorgan	06/20/2024	—	(11,063)
2,093,345 USD	11,067,000 BRL	JPMorgan	06/20/2024	10,603	—
5,706,037 USD	29,480,249 BRL	JPMorgan	06/20/2024	—	(101,547)
10,299,350 USD	14,167,212 CAD	JPMorgan	06/20/2024	98,508	—
10,547,733 USD	14,332,000 CAD	JPMorgan	06/20/2024	—	(28,931)
6,428,111 USD	5,830,461 CHF	JPMorgan	06/20/2024	45,495	—
687,122 USD	4,988,343 CNH	JPMorgan	06/20/2024	434	—
6,963,507 USD	50,292,344 CNH	JPMorgan	06/20/2024	—	(31,587)
5,880,881 USD	23,037,291,998 COP	JPMorgan	06/20/2024	64,814	—
2,387,113 USD	9,199,999,998 COP	JPMorgan	06/20/2024	—	(12,685)
1,074,574 USD	24,583,332 CZK	JPMorgan	06/20/2024	5,955	—
26,715,853 USD	24,825,983 EUR	JPMorgan	06/20/2024	241,176	—
8,950,769 USD	8,230,530 EUR	JPMorgan	06/20/2024	—	(13,736)
9,973,589 USD	7,955,500 GBP	JPMorgan	06/20/2024	164,555	—
4,736,928 USD	3,710,500 GBP	JPMorgan	06/20/2024	—	(8,428)
4,919,480 USD	1,810,941,571 HUF	JPMorgan	06/20/2024	119,992	—
650,300 USD	231,250,000 HUF	JPMorgan	06/20/2024	—	(6,780)
1,648,550 USD	6,141,791 ILS	JPMorgan	06/20/2024	10,305	—
1,907,740 USD	7,033,125 ILS	JPMorgan	06/20/2024	—	(8,142)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,261,063 USD	354,999,998 JPY	JPMorgan	06/20/2024	1,965	—
10,389,398 USD	1,617,273,551 JPY	JPMorgan	06/20/2024	—	(79,723)
2,975,013 USD	4,050,000,000 KRW	JPMorgan	06/20/2024	—	(45,413)
58,649 USD	1,000,000 MXN	JPMorgan	06/20/2024	137	—
19,006,481 USD	318,266,032 MXN	JPMorgan	06/20/2024	—	(296,863)
13,578,140 USD	147,000,000 NOK	JPMorgan	06/20/2024	432,528	—
14,435,298 USD	23,563,369 NZD	JPMorgan	06/20/2024	49,105	—
1,023,085 USD	59,999,999 PHP	JPMorgan	06/20/2024	1,972	—
1,028,386 USD	60,000,000 PHP	JPMorgan	06/20/2024	—	(3,329)
7,028,758 USD	28,262,143 PLN	JPMorgan	06/20/2024	143,988	—
597,044 USD	2,341,142 PLN	JPMorgan	06/20/2024	—	(2,877)
3,860,428 USD	41,714,900 SEK	JPMorgan	06/20/2024	106,622	—
2,711,637 USD	28,500,000 SEK	JPMorgan	06/20/2024	—	(1,313)
108,545 USD	4,000,000 THB	JPMorgan	06/20/2024	321	—
218,427 USD	8,000,000 THB	JPMorgan	06/20/2024	—	(694)
749,930 USD	24,346,451 TWD	JPMorgan	06/20/2024	447	—
4,920,975 USD	157,999,999 TWD	JPMorgan	06/20/2024	—	(51,295)
4,549,038 USD	86,270,312 ZAR	JPMorgan	06/20/2024	37,240	—
5,079,854 USD	94,000,000 ZAR	JPMorgan	06/20/2024	—	(82,653)
27,500,000 ZAR	1,494,468 USD	JPMorgan	06/20/2024	32,520	—
161,540,625 ZAR	8,476,756 USD	JPMorgan	06/20/2024	—	(111,021)
1,360,664,213 CLP	1,497,438 USD	JPMorgan	06/21/2024	15,734	—
1,132,443,626 CLP	1,176,449 USD	JPMorgan	06/21/2024	—	(56,734)
2,730,539 USD	2,592,882,349 CLP	JPMorgan	06/21/2024	92,998	—
1,010,012 USD	900,000,000 CLP	JPMorgan	06/21/2024	—	(29,951)
224,000 AUD	149,574 USD	JPMorgan	09/18/2024	100	—
20,381,082 AUD	13,541,541 USD	JPMorgan	09/18/2024	—	(58,697)
7,626,291 BRL	1,452,497 USD	JPMorgan	09/18/2024	15,423	—
1,553,539 CAD	1,141,276 USD	JPMorgan	09/18/2024	—	(1,123)
11,119,857 CHF	12,382,907 USD	JPMorgan	09/18/2024	—	(92,604)
103,319,164 CZK	4,523,837 USD	JPMorgan	09/18/2024	—	(24,844)
3,028,923 EUR	3,294,435 USD	JPMorgan	09/18/2024	—	(8,411)
281,063,312 HUF	788,301 USD	JPMorgan	09/18/2024	8,301	—
575,757,576 HUF	1,595,090 USD	JPMorgan	09/18/2024	—	(2,738)
15,750,000,000 IDR	968,899 USD	JPMorgan	09/18/2024	3,125	—
4,713,750 ILS	1,283,040 USD	JPMorgan	09/18/2024	4,858	—
3,978,916 ILS	1,072,376 USD	JPMorgan	09/18/2024	—	(6,547)
1,129,846,405 JPY	7,309,690 USD	JPMorgan	09/18/2024	8,313	—
401,874,999 JPY	2,594,451 USD	JPMorgan	09/18/2024	—	(2,575)
144,307,843 MXN	8,397,760 USD	JPMorgan	09/18/2024	34,154	—
3,890,625 NOK	370,313 USD	JPMorgan	09/18/2024	—	(1,323)
21,603,903 NZD	13,235,610 USD	JPMorgan	09/18/2024	—	(43,124)
54,028,000 PHP	926,511 USD	JPMorgan	09/18/2024	4,593	—
108,055,999 PHP	1,841,335 USD	JPMorgan	09/18/2024	—	(2,502)
3,406,570 PLN	867,530 USD	JPMorgan	09/18/2024	3,966	—
1,783,571 PLN	450,324 USD	JPMorgan	09/18/2024	—	(1,810)
4,667,187 SGD	3,475,421 USD	JPMorgan	09/18/2024	3,346	—
2,513,101 SGD	1,868,045 USD	JPMorgan	09/18/2024	—	(1,534)
41,285,714 THB	1,134,137 USD	JPMorgan	09/18/2024	2,092	—
20,642,857 THB	563,554 USD	JPMorgan	09/18/2024	—	(2,469)
12,195,237 TWD	378,487 USD	JPMorgan	09/18/2024	1,305	—
7,385 USD	11,115 AUD	JPMorgan	09/18/2024	32	—
1,106,035 USD	5,807,542 BRL	JPMorgan	09/18/2024	—	(11,681)
2,599,583 USD	3,538,601 CAD	JPMorgan	09/18/2024	2,536	—
1,972,049 USD	1,770,730 CHF	JPMorgan	09/18/2024	14,556	—
1,299,412 USD	5,118,382,166 COP	JPMorgan	09/18/2024	2,914	—
747,935 USD	2,934,191,083 COP	JPMorgan	09/18/2024	—	(1,357)
310,002 USD	7,083,332 CZK	JPMorgan	09/18/2024	1,846	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,444,858 USD	15,114,310 EUR	JPMorgan	09/18/2024	36,324	—
2,012,248 USD	1,583,500 GBP	JPMorgan	09/18/2024	6,656	—
2,382,643 USD	860,248,921 HUF	JPMorgan	09/18/2024	4,698	—
1,220,071 USD	436,939,937 HUF	JPMorgan	09/18/2024	—	(7,486)
754,955 USD	12,286,197,301 IDR	JPMorgan	09/18/2024	—	(1,578)
10,138 USD	37,625 ILS	JPMorgan	09/18/2024	65	—
10,240 USD	37,625 ILS	JPMorgan	09/18/2024	—	(37)
7,545,735 USD	630,991,213 INR	JPMorgan	09/18/2024	—	(11,056)
514,952 USD	79,740,468 JPY	JPMorgan	09/18/2024	353	—
303,966 USD	46,874,999 JPY	JPMorgan	09/18/2024	—	(1,047)
376,119 USD	6,500,001 MXN	JPMorgan	09/18/2024	600	—
11,181,775 USD	192,182,300 MXN	JPMorgan	09/18/2024	—	(43,524)
9,020,569 USD	94,684,396 NOK	JPMorgan	09/18/2024	23,760	—
1,816,986 USD	19,000,000 NOK	JPMorgan	09/18/2024	—	(2,091)
1,937,611 USD	3,163,561 NZD	JPMorgan	09/18/2024	6,857	—
207,211 USD	776,812 PEN	JPMorgan	09/18/2024	1,335	—
1,877,047 USD	7,434,362 PLN	JPMorgan	09/18/2024	7,561	—
1,910,362 USD	7,510,445 PLN	JPMorgan	09/18/2024	—	(6,468)
3,039,374 USD	97,932,831 TWD	JPMorgan	09/18/2024	—	(10,452)
1,168,084 USD	22,229,687 ZAR	JPMorgan	09/18/2024	4,817	—
28,000,000 ZAR	1,482,001 USD	JPMorgan	09/18/2024	4,642	—
34,999,999 ZAR	1,840,016 USD	JPMorgan	09/18/2024	—	(6,681)
11,245,579 CNH	1,562,722 USD	JPMorgan	09/19/2024	2,403	—
5,800,076 CNH	804,306 USD	JPMorgan	09/19/2024	—	(451)
579,132 USD	4,176,608 CNH	JPMorgan	09/19/2024	371	—
580,676 USD	4,176,610 CNH	JPMorgan	09/19/2024	—	(1,174)
380,208,333 CLP	417,465 USD	JPMorgan	09/23/2024	3,637	—
123,958,333 CLP	134,579 USD	JPMorgan	09/23/2024	—	(340)
386,731 USD	356,401,959 CLP	JPMorgan	09/23/2024	1,185	—
2,408,942 USD	2,183,555,544 CLP	JPMorgan	09/23/2024	—	(32,309)
9,851,000 CHF	10,840,819 USD	Morgan Stanley	06/04/2024	—	(76,231)
13,454,349 USD	20,269,000 AUD	Morgan Stanley	06/04/2024	31,630	—
6,349,120 USD	5,773,000 CHF	Morgan Stanley	06/04/2024	48,619	—
37,356,895 USD	62,942,000 NZD	Morgan Stanley	06/04/2024	1,333,552	—
26,350,000 AUD	16,996,987 USD	Morgan Stanley	06/20/2024	—	(543,418)
58,720,000 BRL	11,772,253 USD	Morgan Stanley	06/20/2024	608,994	—
32,650,000 CAD	24,082,496 USD	Morgan Stanley	06/20/2024	119,414	—
3,750,000 CAD	2,750,697 USD	Morgan Stanley	06/20/2024	—	(1,572)
29,450,000 CHF	33,568,378 USD	Morgan Stanley	06/20/2024	869,816	—
2,000,000 EUR	2,177,276 USD	Morgan Stanley	06/20/2024	5,597	—
3,500,000 EUR	3,758,989 USD	Morgan Stanley	06/20/2024	—	(41,448)
9,300,000 GBP	11,825,219 USD	Morgan Stanley	06/20/2024	—	(26,298)
1,304,585,000 INR	15,692,368 USD	Morgan Stanley	06/20/2024	67,580	—
315,395,000 INR	3,776,236 USD	Morgan Stanley	06/20/2024	—	(1,195)
4,835,000,000 JPY	32,045,493 USD	Morgan Stanley	06/20/2024	1,223,693	—
21,594,695,000 KRW	16,200,341 USD	Morgan Stanley	06/20/2024	579,646	—
207,150,000 MXN	12,079,406 USD	Morgan Stanley	06/20/2024	—	(98,134)
155,500,000 NOK	14,276,863 USD	Morgan Stanley	06/20/2024	—	(543,946)
55,900,000 NZD	33,817,983 USD	Morgan Stanley	06/20/2024	—	(543,746)
45,820,000 PLN	11,659,626 USD	Morgan Stanley	06/20/2024	30,812	—
8,515,000 PLN	2,125,928 USD	Morgan Stanley	06/20/2024	—	(35,123)
354,500,000 SEK	33,118,374 USD	Morgan Stanley	06/20/2024	—	(594,257)
123,130,000 TRY	3,520,306 USD	Morgan Stanley	06/20/2024	—	(246,313)
2,075,626 USD	3,150,000 AUD	Morgan Stanley	06/20/2024	21,234	—
3,466,850 USD	5,200,000 AUD	Morgan Stanley	06/20/2024	—	(5,366)
11,588,856 USD	58,720,000 BRL	Morgan Stanley	06/20/2024	—	(425,596)
45,298,264 USD	62,200,000 CAD	Morgan Stanley	06/20/2024	352,692	—
10,823,498 USD	9,800,000 CHF	Morgan Stanley	06/20/2024	57,518	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
27,425,811 USD	25,150,000 EUR	Morgan Stanley	06/20/2024	—	(116,952)
15,387,572 USD	12,150,000 GBP	Morgan Stanley	06/20/2024	95,862	—
8,579,023 USD	716,520,000 INR	Morgan Stanley	06/20/2024	2,612	—
10,863,038 USD	903,460,000 INR	Morgan Stanley	06/20/2024	—	(42,455)
36,861,399 USD	5,520,000,000 JPY	Morgan Stanley	06/20/2024	—	(1,672,912)
15,746,840 USD	21,594,695,000 KRW	Morgan Stanley	06/20/2024	—	(126,144)
3,917,024 USD	67,175,000 MXN	Morgan Stanley	06/20/2024	31,932	—
8,316,918 USD	139,975,000 MXN	Morgan Stanley	06/20/2024	—	(88,334)
24,222,308 USD	256,250,000 NOK	Morgan Stanley	06/20/2024	201,050	—
11,596,971 USD	19,200,000 NZD	Morgan Stanley	06/20/2024	205,269	—
13,687,453 USD	54,335,000 PLN	Morgan Stanley	06/20/2024	102,413	—
10,788,217 USD	115,750,000 SEK	Morgan Stanley	06/20/2024	219,503	—
14,050,399 USD	146,000,000 SEK	Morgan Stanley	06/20/2024	—	(165,930)
3,766,814 USD	123,130,000 TRY	Morgan Stanley	06/20/2024	—	(195)
5,389,267 USD	104,125,000 ZAR	Morgan Stanley	06/20/2024	146,197	—
19,647,672 USD	368,185,000 ZAR	Morgan Stanley	06/20/2024	—	(74,323)
472,310,000 ZAR	24,681,399 USD	Morgan Stanley	06/20/2024	—	(427,413)
353,306,000 NOK	32,688,094 USD	Morgan Stanley	06/26/2024	—	(990,903)
20,269,000 AUD	13,469,342 USD	Morgan Stanley	07/12/2024	—	(32,041)
295,005,000 INR	3,520,640 USD	Morgan Stanley	09/18/2024	—	(2,020)
7,004,477 USD	36,770,000 BRL	Morgan Stanley	09/18/2024	—	(75,658)
3,472,411 USD	60,030,000 MXN	Morgan Stanley	09/18/2024	6,729	—
10,665,887 USD	41,950,000 PLN	Morgan Stanley	09/18/2024	—	(31,580)
162,930,000 ZAR	8,638,873 USD	Morgan Stanley	09/18/2024	42,230	—
12,078,700,000 KRW	8,781,846 USD	Morgan Stanley	09/19/2024	—	(4,321)
107,901,000 NOK	9,806,097 USD	State Street	06/04/2024	—	(473,811)
47,462,000 AUD	31,689,191 USD	UBS	06/26/2024	89,466	—
32,698,074 USD	44,652,000 CAD	UBS	06/26/2024	77,678	—
31,794,600 USD	333,457,000 NOK	UBS	06/26/2024	—	(7,715)
20,269,000 AUD	13,537,462 USD	Wells Fargo	06/04/2024	51,483	—
17,563,000 CHF	19,395,914 USD	Wells Fargo	06/04/2024	—	(67,709)
234,000 AUD	156,028 USD	Wells Fargo	06/26/2024	233	—
1,509,000 CAD	1,108,575 USD	Wells Fargo	06/26/2024	929	—
180,000 CHF	198,288 USD	Wells Fargo	06/26/2024	—	(1,708)
143,410,000 JPY	923,525 USD	Wells Fargo	06/26/2024	8,463	—
18,472,000 SEK	1,734,715 USD	Wells Fargo	06/26/2024	—	(22,494)
32,857,572 USD	5,088,160,000 JPY	Wells Fargo	06/26/2024	—	(391,356)
124,301 USD	202,000 NZD	Wells Fargo	06/26/2024	—	(132)
19,479,274 USD	17,563,000 CHF	Wells Fargo	07/12/2024	71,554	—
Total				27,333,738	(26,234,660)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	06/2024	JPY	42,891,000	—	(4,844)
Australian 10-Year Bond	173	06/2024	AUD	19,490,116	—	(430,400)
Australian 10-Year Bond	693	06/2024	AUD	78,073,124	—	(1,008,659)
Bist 30 Index	1,076	06/2024	TRY	126,747,420	142,328	—
Brent Crude	47	06/2024	USD	3,812,170	—	(76,631)
Brent Crude	29	09/2024	USD	2,324,640	—	(31,177)
Brent Crude	59	11/2024	USD	4,686,960	—	(217,760)
Brent Crude	30	01/2025	USD	2,362,800	—	(15,384)
CAC40 Index	27	06/2024	EUR	2,158,380	—	(50,918)
Canadian Government 10-Year Bond	228	09/2024	CAD	27,104,640	—	(56,875)
Cocoa	4	07/2024	USD	373,240	5,696	—
Cocoa	9	07/2024	GBP	669,960	—	(17,667)
Cocoa	62	09/2024	USD	5,323,320	243,953	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	2	09/2024	GBP	138,200	1,603	—
Cocoa	1	09/2024	USD	85,860	1,097	—
Coffee	12	07/2024	USD	1,000,575	98,274	—
Coffee	14	09/2024	USD	1,161,563	189,890	—
Coffee	27	12/2024	USD	2,225,475	209,552	—
Coffee	2	12/2024	USD	164,850	—	(3,063)
Coffee	15	03/2025	USD	1,229,344	128,095	—
Copper	2	06/2024	USD	497,269	—	(29,736)
Copper	17	07/2024	USD	1,955,850	—	(148,038)
Copper	19	09/2024	USD	2,189,988	361,092	—
Copper	38	12/2024	USD	4,398,500	409,805	—
Copper	11	03/2025	USD	1,278,200	4,768	—
Copper	8	03/2025	USD	929,600	—	(330)
Corn	84	09/2024	USD	1,906,800	—	(67,383)
Corn	162	12/2024	USD	3,782,700	—	(49,051)
Corn	79	03/2025	USD	1,894,025	—	(75,872)
Cotton	42	12/2024	USD	1,577,310	—	(156,218)
Cotton	3	03/2025	USD	115,185	107	—
Cotton	10	03/2025	USD	383,950	—	(6,191)
DAX Index	7	06/2024	EUR	3,242,925	78,520	—
DJIA Index E-mini	1	06/2024	USD	193,955	—	(5,036)
Euro STOXX 50 Index	10	06/2024	EUR	498,400	10,170	—
Euro STOXX 50 Index	10	06/2024	EUR	498,400	—	(265)
Euro-Bobl	49	09/2024	EUR	5,654,110	4,772	—
Euro-Schatz	3	09/2024	EUR	315,720	129	—
Feeder Cattle	1	08/2024	USD	128,200	3,397	—
Feeder Cattle	65	08/2024	USD	8,333,000	—	(250,525)
FTSE 100 Index	134	06/2024	GBP	11,103,240	333,374	—
FTSE Taiwan Index	3	06/2024	USD	215,700	—	(5,686)
FTSE/MIB Index	43	06/2024	EUR	7,433,195	232,335	—
Gas Oil	13	07/2024	USD	954,850	—	(36,333)
Gas Oil	40	07/2024	USD	2,938,000	—	(86,045)
Gas Oil	11	09/2024	USD	814,550	—	(37,885)
Gas Oil	11	11/2024	USD	815,375	—	(48,104)
Gas Oil	22	01/2025	USD	1,619,200	—	(80,801)
Gold 100 oz.	8	08/2024	USD	1,876,640	—	(21,969)
Gold 100 oz.	18	08/2024	USD	4,222,440	—	(93,750)
Hard Red Winter Wheat	20	09/2024	USD	723,250	105,522	—
Hard Red Winter Wheat	38	12/2024	USD	1,409,325	227,777	—
Hard Red Winter Wheat	19	03/2025	USD	717,013	32,561	—
IBEX 35 Index	137	06/2024	EUR	15,512,373	136,441	—
IBEX 35 Index	93	06/2024	EUR	10,530,297	23,770	—
IFSC Nifty 50 Index	102	06/2024	USD	4,628,352	—	(31,694)
Japanese 10-Year Government Bond	18	06/2024	JPY	2,573,820,000	—	(287,775)
Japanese 10-Year Government Bond	18	06/2024	JPY	2,573,820,000	—	(291,433)
KOSPI 200 Index	117	06/2024	KRW	10,531,462,500	—	(215,439)
Lead	12	07/2024	USD	674,520	—	(16,972)
Lead	6	09/2024	USD	342,309	18,840	—
Lead	6	11/2024	USD	345,309	18,982	—
Lead	11	01/2025	USD	636,367	19,906	—
Lean Hogs	26	10/2024	USD	862,160	—	(24,510)
Lean Hogs	56	12/2024	USD	1,714,160	—	(51,576)
Lean Hogs	11	02/2025	USD	354,640	375	—
Lean Hogs	16	02/2025	USD	515,840	—	(1,458)
Live Cattle	5	08/2024	USD	356,900	337	—
Live Cattle	38	08/2024	USD	2,712,440	—	(24,352)
Live Cattle	17	10/2024	USD	1,229,440	—	(29,716)
Live Cattle	10	12/2024	USD	738,600	27,039	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	24	12/2024	USD	1,772,640	—	(4,520)
Live Cattle	17	02/2025	USD	1,275,510	13,486	—
Long Gilt	48	09/2024	GBP	4,623,360	31,926	—
Long Gilt	352	09/2024	GBP	33,904,640	—	(134,810)
MSCI EAFE Index	12	06/2024	USD	1,422,120	17,722	—
MSCI Emerging Markets Index	72	06/2024	USD	3,803,400	33,104	—
MSCI Emerging Markets Index	17	06/2024	USD	898,025	—	(18,236)
Natural Gas	97	06/2024	USD	2,509,390	46,798	—
Natural Gas	9	06/2024	USD	232,830	—	(13,840)
Natural Gas	105	08/2024	USD	2,783,550	99,755	—
Natural Gas	92	10/2024	USD	2,860,280	178,517	—
Natural Gas	151	12/2024	USD	5,777,260	117,030	—
Nickel	9	09/2024	USD	1,067,387	151,209	—
Nickel	9	11/2024	USD	1,075,464	74,317	—
Nickel	18	01/2025	USD	2,165,337	111,207	—
NY Harbor ULSD Heat Oil	45	06/2024	USD	4,506,138	—	(102,362)
NY Harbor ULSD Heat Oil	6	08/2024	USD	610,344	—	(23,488)
NY Harbor ULSD Heat Oil	6	10/2024	USD	615,031	—	(45,235)
NY Harbor ULSD Heat Oil	12	12/2024	USD	1,233,439	—	(67,711)
OMXS30 Index	416	06/2024	SEK	108,555,200	—	(94,926)
Primary Aluminum	6	06/2024	USD	393,171	5,153	—
Primary Aluminum	24	09/2024	USD	1,598,982	215,068	—
Primary Aluminum	13	09/2024	USD	866,115	—	(26,429)
Primary Aluminum	24	11/2024	USD	1,615,284	197,553	—
Primary Aluminum	48	01/2025	USD	3,252,600	157,490	—
RBOB Gasoline	5	06/2024	USD	507,654	—	(7,908)
RBOB Gasoline	76	06/2024	USD	7,716,341	—	(269,700)
RBOB Gasoline	1	08/2024	USD	99,368	5,176	—
RBOB Gasoline	7	08/2024	USD	695,575	—	(18,871)
RBOB Gasoline	8	10/2024	USD	718,133	—	(23,777)
RBOB Gasoline	17	12/2024	USD	1,491,189	—	(51,469)
S&P 500 Index E-mini	51	06/2024	USD	13,503,525	208,808	—
S&P 500 Index E-mini	49	06/2024	USD	12,973,975	167,023	—
S&P 500 Index E-mini	16	06/2024	USD	4,236,400	—	(22,297)
Soybean	5	07/2024	USD	301,250	—	(2,577)
Soybean	60	11/2024	USD	3,553,500	36,198	—
Soybean	7	11/2024	USD	414,575	—	(5,066)
Soybean	66	01/2025	USD	3,951,750	—	(41,555)
Soybean Meal	68	12/2024	USD	2,443,920	69,853	—
Soybean Meal	47	01/2025	USD	1,692,940	27,950	—
Soybean Meal	21	01/2025	USD	756,420	—	(27,837)
Soybean Oil	112	07/2024	USD	3,058,944	—	(31,282)
Soybean Oil	78	12/2024	USD	2,155,608	—	(24,415)
Soybean Oil	24	01/2025	USD	665,136	19,356	—
Soybean Oil	54	01/2025	USD	1,496,556	—	(51,323)
Sugar #11	189	06/2024	USD	3,873,744	—	(75,107)
Sugar #11	40	09/2024	USD	819,392	—	(184,501)
Sugar #11	120	02/2025	USD	2,494,464	—	(315,835)
TOPIX Index	162	06/2024	JPY	4,490,640,000	643,177	—
TOPIX Index	43	06/2024	JPY	1,191,960,000	152,516	—
U.S. Treasury 10-Year Note	44	09/2024	USD	4,787,063	26,537	—
U.S. Treasury 10-Year Note	106	09/2024	USD	11,532,469	—	(25,745)
U.S. Treasury 2-Year Note	276	09/2024	USD	56,222,063	5,972	—
U.S. Treasury 5-Year Note	1,000	09/2024	USD	105,796,875	—	(79,285)
Wheat	45	07/2024	USD	1,526,625	77,697	—
Wheat	31	09/2024	USD	1,084,225	122,062	—
Wheat	60	12/2024	USD	2,170,500	313,518	—
Wheat	29	03/2025	USD	1,073,363	32,306	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	13	06/2024	USD	1,000,870	—	(15,689)
WTI Crude	66	06/2024	USD	5,081,340	—	(78,378)
WTI Crude	8	08/2024	USD	611,200	27,728	—
WTI Crude	22	08/2024	USD	1,680,800	—	(1,149)
WTI Crude	30	10/2024	USD	2,267,100	—	(44,538)
WTI Crude	62	12/2024	USD	4,636,980	—	(145,409)
Yen Denominated Nikkei 225 Index	1	06/2024	JPY	19,317,500	2,048	—
Zinc	5	07/2024	USD	368,554	—	(9,545)
Zinc	13	09/2024	USD	967,704	153,834	—
Zinc	13	11/2024	USD	971,604	127,201	—
Zinc	26	01/2025	USD	1,948,570	103,481	—
Total					6,843,283	(6,172,336)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(9)	06/2024	EUR	(1,629,846)	13,254	—
Australian 10-Year Bond	(141)	06/2024	AUD	(15,885,008)	192,412	—
Australian 3-Year Bond	(36)	06/2024	AUD	(3,796,444)	27,511	—
Brent Crude	(62)	07/2024	USD	(5,013,940)	83,924	—
CAC40 Index	(92)	06/2024	EUR	(7,354,480)	95,329	—
CAC40 Index	(39)	06/2024	EUR	(3,117,660)	70,250	—
Canadian Government 10-Year Bond	(167)	09/2024	CAD	(19,852,960)	47,688	—
Canadian Government 10-Year Bond	(168)	09/2024	CAD	(19,971,840)	—	(39,860)
Coffee	(74)	07/2024	USD	(6,170,213)	—	(315,240)
Coffee	(36)	07/2024	USD	(3,001,725)	—	(383,914)
Copper	(3)	07/2024	USD	(345,150)	—	(20,617)
Copper	(109)	07/2024	USD	(12,540,450)	—	(627,657)
Corn	(598)	07/2024	USD	(13,342,875)	191,472	—
Corn	(97)	07/2024	USD	(2,164,313)	39,692	—
Corn	(197)	07/2024	USD	(4,395,563)	—	(17,059)
Cotton	(39)	07/2024	USD	(1,484,925)	101,260	—
Cotton	(33)	07/2024	USD	(1,256,475)	91,431	—
Cotton	(7)	07/2024	USD	(266,525)	10,398	—
Cotton	(1)	12/2024	USD	(37,555)	262	—
DAX Index	(49)	06/2024	EUR	(22,700,475)	—	(240,784)
Euro STOXX 50 Index	(257)	06/2024	EUR	(12,808,880)	—	(11,510)
Euro-BTP	(9)	09/2024	EUR	(1,045,980)	—	(2,083)
Euro-Bund	(407)	09/2024	EUR	(52,901,860)	—	(52,107)
Euro-Bund	(169)	09/2024	EUR	(21,966,620)	—	(80,530)
Euro-Buxl 30-Year	(9)	09/2024	EUR	(1,152,180)	—	(5,460)
Euro-OAT	(14)	09/2024	EUR	(1,740,340)	—	(170)
Euro-OAT	(146)	09/2024	EUR	(18,149,260)	—	(22,500)
FTSE 100 Index	(70)	06/2024	GBP	(5,800,200)	—	(297,632)
FTSE 100 Index	(154)	06/2024	GBP	(12,760,440)	—	(1,041,490)
FTSE China A50 Index	(517)	06/2024	USD	(6,391,154)	116,481	—
FTSE Taiwan Index	(17)	06/2024	USD	(1,222,300)	30,679	—
FTSE/JSE Top 40 Index	(53)	06/2024	ZAR	(37,503,860)	20,156	—
FTSE/JSE Top 40 Index	(247)	06/2024	ZAR	(174,782,140)	—	(148,585)
Hard Red Winter Wheat	(27)	07/2024	USD	(956,813)	—	(133,684)
Hard Red Winter Wheat	(131)	07/2024	USD	(4,642,313)	—	(522,292)
IFSC Nifty 50 Index	(177)	06/2024	USD	(8,031,552)	55,217	—
Japanese 10-Year Government Bond	(44)	06/2024	JPY	(6,291,560,000)	298,893	—
KLCI Index	(68)	06/2024	MYR	(5,450,200)	6,826	—
Lean Hogs	(124)	07/2024	USD	(4,817,400)	63,965	—
Lean Hogs	(27)	07/2024	USD	(1,048,950)	41,883	—
Lean Hogs	(76)	08/2024	USD	(2,933,600)	—	(28,504)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	(98)	08/2024	USD	(6,995,240)	—	(143,333)
Mexican Bolsa IPC Index	(182)	06/2024	MXN	(101,131,940)	139,703	—
Mexican Bolsa IPC Index	(20)	06/2024	MXN	(11,113,400)	13,289	—
MSCI Singapore Index	(553)	06/2024	SGD	(17,082,170)	54,347	—
NASDAQ 100 Index E-mini	(1)	06/2024	USD	(371,820)	3,454	—
Natural Gas	(692)	06/2024	USD	(17,902,040)	—	(1,470,092)
Nickel	(3)	06/2024	USD	(351,450)	—	(13,257)
Nickel	(11)	07/2024	USD	(1,294,260)	24,526	—
Nickel	(63)	07/2024	USD	(7,412,580)	—	(564,214)
Nickel	(3)	09/2024	USD	(355,796)	6,715	—
Nikkei 225 Index	(6)	06/2024	JPY	(230,940,000)	—	(2,562)
NY Harbor ULSD Heat Oil	(31)	06/2024	USD	(3,104,228)	111,721	—
NY Harbor ULSD Heat Oil	(10)	06/2024	USD	(1,001,364)	41,589	—
OMXS30 Index	(21)	06/2024	SEK	(5,479,950)	—	(2,941)
Palladium	(6)	09/2024	USD	(547,740)	56,177	—
Platinum	(17)	07/2024	USD	(885,700)	9,760	—
Primary Aluminum	(24)	07/2024	USD	(1,585,536)	50,608	—
Primary Aluminum	(159)	07/2024	USD	(10,504,176)	—	(593,807)
RBOB Gasoline	(18)	06/2024	USD	(1,827,554)	53,932	—
S&P Mid 400 Index E-mini	(4)	06/2024	USD	(1,196,760)	—	(23,076)
S&P/TSX 60 Index	(101)	06/2024	CAD	(26,954,880)	18,973	—
S&P/TSX 60 Index	(7)	06/2024	CAD	(1,868,160)	—	(14,761)
S&P/TSX 60 Index	(46)	06/2024	CAD	(12,276,480)	—	(97,154)
Silver	(23)	07/2024	USD	(3,500,600)	—	(210,110)
Soybean	(10)	07/2024	USD	(602,500)	6,605	—
Soybean	(151)	07/2024	USD	(9,097,750)	—	(23,850)
Soybean	(36)	07/2024	USD	(2,169,000)	—	(47,938)
Soybean Meal	(103)	07/2024	USD	(3,756,410)	27,306	—
Soybean Meal	(1)	07/2024	USD	(36,470)	324	—
Soybean Oil	(131)	07/2024	USD	(3,577,872)	125,877	—
Soybean Oil	(43)	07/2024	USD	(1,174,416)	49,868	—
Soybean Oil	(27)	07/2024	USD	(737,424)	—	(7,492)
SPI 200 Index	(216)	06/2024	AUD	(41,682,600)	168,531	—
SPI 200 Index	(64)	06/2024	AUD	(12,350,400)	—	(86,299)
Sugar #11	(234)	06/2024	USD	(4,796,064)	85,119	—
Sugar #11	(73)	06/2024	USD	(1,496,208)	5,030	—
Thai SET50 Index	(1,911)	06/2024	THB	(315,506,100)	164,498	—
U.S. Long Bond	(308)	09/2024	USD	(35,747,250)	286,199	—
U.S. Treasury 10-Year Note	(2,459)	09/2024	USD	(267,531,516)	582,563	—
U.S. Treasury 2-Year Note	(189)	09/2024	USD	(38,499,891)	28,092	—
U.S. Treasury 5-Year Note	(209)	09/2024	USD	(22,111,547)	40,682	—
U.S. Treasury Ultra Bond	(44)	09/2024	USD	(5,387,250)	68,529	—
U.S. Treasury Ultra Bond	(65)	09/2024	USD	(7,958,438)	—	(8,232)
Wheat	(13)	07/2024	USD	(441,025)	—	(68,678)
Wheat	(229)	07/2024	USD	(7,768,825)	—	(961,630)
WIG 20 Index	(331)	06/2024	PLN	(16,490,420)	101,927	—
WTI Crude	(71)	06/2024	USD	(5,466,290)	163,776	—
Zinc	(2)	06/2024	USD	(146,464)	—	(9,419)
Zinc	(33)	07/2024	USD	(2,432,455)	104,129	—
Zinc	(7)	09/2024	USD	(521,071)	14,524	—
Total					4,207,356	(8,340,523)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,000,000	7,000,000	3.75	11/18/2024	186,200	72,761
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	12,000,000	12,000,000	3.80	04/10/2025	368,400	243,510
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	20,000,000	20,000,000	3.75	09/20/2024	600,000	123,108
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	11/06/2024	750,000	423,195
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,000,000	5,000,000	3.75	11/29/2024	158,500	56,081
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	23,000,000	23,000,000	3.80	09/20/2024	295,550	88,214
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	05/07/2025	522,500	420,860
Total							2,881,150	1,427,729

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,000,000	5,000,000	4.50	04/25/2025	122,750	79,208
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	20,000,000	20,000,000	4.50	04/16/2025	471,000	311,194
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,000,000	8,000,000	4.50	04/28/2025	188,000	127,150
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	9,000,000	9,000,000	4.50	10/07/2024	46,647	48,392
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	30,000,000	30,000,000	4.50	10/10/2024	228,000	164,883
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	30,000,000	30,000,000	4.50	10/02/2024	145,500	157,248
Total							1,201,897	888,075

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month NZD Bank Bill	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/10/2026	NZD	103,300,000	87,127	—	—	87,127	—
3-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/11/2026	AUD	194,800,000	888,590	—	—	888,590	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	06/17/2026	SEK	659,300,000	117,334	—	—	117,334	—
CORRA	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/17/2026	CAD	45,100,000	10,222	—	—	10,222	—
SOFR	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	06/17/2026	USD	4,400,000	6,757	—	—	6,757	—
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/17/2026	NOK	39,400,000	(5,433)	—	—	—	(5,433)
SOFR	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	06/17/2026	USD	22,800,000	(20,420)	—	—	—	(20,420)
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/17/2026	GBP	11,500,000	(20,904)	—	—	—	(20,904)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.500%	TONA	Receives Annually, Pays Annually	JPMorgan	06/17/2026	JPY	1,681,600,000	(27,391)	—	—	—	(27,391)
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/17/2026	CHF	220,600,000	(1,161,229)	—	—	—	(1,161,229)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	09/10/2026	AUD	79,400,000	370,110	—	—	370,110	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	09/16/2026	SEK	1,647,200,000	750,415	—	—	750,415	—
SOFR	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	09/16/2026	USD	198,200,000	333,749	—	—	333,749	—
3-Month NZD Bank Bill	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	09/16/2026	NZD	72,200,000	38,905	—	—	38,905	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/16/2026	GBP	14,800,000	14,058	—	—	14,058	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	09/16/2026	SEK	3,000,000	(60)	—	—	—	(60)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2026	NOK	268,700,000	(66,842)	—	—	—	(66,842)
CORRA	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/16/2026	CAD	93,500,000	(161,390)	—	—	—	(161,390)
SOFR	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	09/16/2026	USD	273,800,000	(311,021)	—	—	—	(311,021)
Fixed rate of 0.500%	TONA	Receives Annually, Pays Annually	JPMorgan	09/16/2026	JPY	22,200,600,000	(396,823)	—	—	—	(396,823)
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/16/2026	EUR	126,600,000	(411,072)	—	—	—	(411,072)
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/16/2026	GBP	261,300,000	(498,512)	—	—	—	(498,512)
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/16/2026	CHF	180,600,000	(1,187,938)	—	—	—	(1,187,938)
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/16/2026	CHF	4,200,000	—	—	—	—	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/16/2026	EUR	7,700,000	—	—	—	—	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/16/2026	GBP	6,400,000	—	—	—	—	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/20/2029	USD	500,000	8,770	—	—	8,770	—
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/20/2029	CAD	700,000	3,943	—	—	3,943	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	06/20/2029	NOK	1,100,000	1,152	—	—	1,152	—
6-Month AUD BBSW	Fixed rate of 4.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/13/2029	AUD	100,000	298	—	—	298	—
6-Month AUD BBSW	Fixed rate of 4.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/13/2029	AUD	500,000	(1,489)	—	—	—	(1,489)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/19/2029	GBP	7,100,000	91,857	—	—	91,857	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/19/2029	JPY	350,000,000	13,606	—	—	13,606	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/19/2029	USD	4,300,000	10,901	—	—	10,901	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/19/2029	NOK	5,000,000	2,878	—	—	2,878	—
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/19/2029	CAD	400,000	1,636	—	—	1,636	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/19/2029	SEK	1,000,000	15	—	—	15	—
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/19/2029	SEK	2,900,000	(135)	—	—	—	(135)
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/19/2029	CHF	100,000	(1,369)	—	—	—	(1,369)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/19/2029	EUR	200,000	(1,879)	—	—	—	(1,879)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/19/2029	USD	5,000,000	(16,996)	—	—	—	(16,996)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/19/2029	GBP	900,000	—	—	—	—	—
6-Month EURIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/19/2029	EUR	100,000	—	—	—	—	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/08/2034	AUD	44,900,000	(440,879)	—	—	—	(440,879)
Fixed rate of 4.500%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/14/2034	NZD	24,000,000	(344,625)	—	—	—	(344,625)
SARON	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/21/2034	CHF	37,000,000	207,872	—	—	207,872	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/21/2034	JPY	1,108,000,000	77,990	—	—	77,990	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/21/2034	USD	1,700,000	8,019	—	—	8,019	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/21/2034	GBP	200,000	1,334	—	—	1,334	—
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/21/2034	SEK	5,800,000	696	—	—	696	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	06/21/2034	NOK	1,100,000	(319)	—	—	—	(319)
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/21/2034	CAD	1,700,000	(9,940)	—	—	—	(9,940)
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/21/2034	SEK	88,700,000	(97,619)	—	—	—	(97,619)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/07/2034	AUD	100,000	813	—	—	813	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/07/2034	AUD	26,900,000	(240,863)	—	—	—	(240,863)
Fixed rate of 4.500%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/13/2034	NZD	1,700,000	6,884	—	—	6,884	—
Fixed rate of 4.500%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/13/2034	NZD	20,700,000	(172,811)	—	—	—	(172,811)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	JPY	6,862,500,000	815,237	—	—	815,237	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/20/2034	USD	48,800,000	384,043	—	—	384,043	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	GBP	60,300,000	361,743	—	—	361,743	—
SARON	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	CHF	22,200,000	335,289	—	—	335,289	—
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/20/2034	CAD	24,200,000	184,151	—	—	184,151	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	09/20/2034	EUR	18,800,000	181,895	—	—	181,895	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/20/2034	NOK	68,100,000	26,311	—	—	26,311	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	09/20/2034	EUR	100,000	(9)	—	—	—	(9)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	GBP	500,000	(184)	—	—	—	(184)
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/20/2034	CAD	1,900,000	(2,284)	—	—	—	(2,284)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/20/2034	USD	29,100,000	(50,990)	—	—	—	(50,990)
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/20/2034	SEK	221,000,000	(93,652)	—	—	—	(93,652)
SARON	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	CHF	1,300,000	—	—	—	—	—
6-Month EURIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2034	EUR	1,900,000	—	—	—	—	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	GBP	1,500,000	—	—	—	—	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/17/2054	GBP	200,000	(9,705)	—	—	—	(9,705)
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2054	EUR	100,000	(261)	—	—	—	(261)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/16/2054	USD	100,000	(1,000)	—	—	—	(1,000)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/16/2054	GBP	5,100,000	(269,139)	—	—	—	(269,139)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/16/2054	GBP	300,000	—	—	—	—	—
Fixed rate of 4.320%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	02/05/2034	NZD	12,000,000	(118,940)	—	—	—	(118,940)
Fixed rate of 2.763%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	04/04/2034	SEK	127,900,000	(116,939)	—	—	—	(116,939)
Total							(916,462)	—	—	5,344,600	(6,261,062)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	6,000,000	(57,314)	—	—	—	(57,314)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	1,200,000	(233,524)	700	—	(264,376)	31,552	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	500,000	(97,302)	292	—	(94,013)	—	(2,997)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	2,000,000	(389,208)	1,167	—	(299,510)	—	(88,531)
Total								(720,034)	2,159	—	(657,899)	31,552	(91,528)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index June Futures	Decrease in total return of TAIEX Index June Futures	At Termination	Goldman Sachs International	06/19/2024	TWD	149,016,000	74,935	—	—	—	74,935	—
Decrease in total return of DTOP Index June Futures	Increase in total return of DTOP Index June Futures	At Termination	Goldman Sachs International	06/20/2024	ZAR	2,238,560	(2,852)	—	—	—	—	(2,852)
Increase in total return of WIG 20 Index June Futures	Decrease in total return of WIG 20 Index June Futures	At Termination	Goldman Sachs International	06/21/2024	PLN	1,145,860	(8,318)	—	—	—	—	(8,318)
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	52,844,276	135,197	10,801	—	—	145,998	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	32,331,028	82,716	6,608	—	—	89,324	—
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.001%	Monthly	JPMorgan	06/19/2024	JPY	675,945,753	70,097	(331)	—	—	69,766	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	14,478,699	35,595	3,596	—	—	39,191	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	13,461,606	33,095	3,343	—	—	36,438	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	10,292,990	26,334	2,104	—	—	28,438	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	11,966,517	26,766	1,529	—	—	28,295	—
Total return on MSCI Switzerland Net Return CHF Index	SARON minus 0.002%	Monthly	JPMorgan	06/19/2024	CHF	1,340,418	22,694	(60)	—	—	22,634	—
Total return on MSCI Switzerland Net Return CHF Index	SARON minus 0.002%	Monthly	JPMorgan	06/19/2024	CHF	1,410,215	22,031	—	—	—	22,031	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	7,694,091	19,685	1,573	—	—	21,258	—
1-Month AUD BBSW plus 0.002%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	06/19/2024	AUD	3,739,981	15,823	4,680	—	—	20,503	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	7,184,962	18,382	1,469	—	—	19,851	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	7,026,936	17,275	1,745	—	—	19,020	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	6,228,484	15,312	1,547	—	—	16,859	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	5,865,928	14,421	1,457	—	—	15,878	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	5,536,584	13,611	1,375	—	—	14,986	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	5,214,158	12,819	1,480	—	—	14,299	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	4,696,461	12,015	949	—	—	12,964	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	4,697,760	12,019	930	—	—	12,949	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	4,600,350	11,770	940	—	—	12,710	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	4,584,529	11,271	1,301	—	—	12,572	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	4,483,458	11,471	906	—	—	12,377	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	4,448,917	10,937	1,263	—	—	12,200	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	4,421,241	10,869	1,255	—	—	12,124	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	4,292,534	10,982	877	—	—	11,859	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	4,069,140	10,411	832	—	—	11,243	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,954,846	10,118	808	—	—	10,926	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,924,974	10,042	802	—	—	10,844	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,840,552	9,826	785	—	—	10,611	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,696,030	9,965	519	—	—	10,484	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	3,691,978	9,077	1,048	—	—	10,125	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,588,584	9,182	733	—	—	9,915	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,554,816	9,095	727	—	—	9,822	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,434,027	8,786	526	—	—	9,312	—
SONIA minus 0.001%	Total return on MSCI United Kingdom Net Return GBP Index	Monthly	JPMorgan	06/19/2024	GBP	297,467	6,973	878	—	—	7,851	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	2,818,801	6,930	800	—	—	7,730	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	2,750,858	7,038	562	—	—	7,600	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	2,598,776	6,389	645	—	—	7,034	—
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.001%	Monthly	JPMorgan	06/19/2024	JPY	91,331,016	6,775	(10)	—	—	6,765	—
1-Month CAD Canada Bankers’ Acceptances minus 0.009%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	06/19/2024	CAD	5,594,833	(1,476)	7,150	—	—	5,674	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Switzerland Net Return CHF Index	SARON minus 0.002%	Monthly	JPMorgan	06/19/2024	CHF	748,036	6,045	(485)	—	—	5,560	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	2,005,126	4,929	498	—	—	5,427	—
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	06/19/2024	EUR	210,725	3,044	(24)	—	—	3,020	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,456,302	1,678	—	—	—	1,678	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/19/2024	ZAR	3,496,801	1,399	—	—	—	1,399	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	5,581,411	700	—	—	—	700	—
1-Month CAD Canada Bankers’ Acceptances minus 0.009%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	06/19/2024	CAD	908,482	(363)	1,054	—	—	691	—
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	06/19/2024	EUR	229,650	402	—	—	—	402	—
1-Month CAD Canada Bankers’ Acceptances minus 0.009%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	06/19/2024	CAD	275,658	(73)	466	—	—	393	—
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	06/19/2024	EUR	191,648	90	(68)	—	—	22	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	06/19/2024	MXN	8,104,736	(16)	—	—	—	—	(16)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	06/19/2024	BRL	512,894	(322)	—	—	—	—	(322)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.003%	Monthly	JPMorgan	06/19/2024	EUR	159,692	(346)	(188)	—	—	—	(534)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/19/2024	SGD	138,101	(1,181)	163	—	—	—	(1,018)
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	06/19/2024	PLN	805,538	(1,024)	—	—	—	—	(1,024)
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	06/19/2024	EUR	268,690	(1,019)	(506)	—	—	—	(1,525)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/19/2024	SGD	330,242	(2,824)	375	—	—	—	(2,449)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/19/2024	SGD	456,334	(3,902)	472	—	—	—	(3,430)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR minus 0.011%	Monthly	JPMorgan	06/19/2024	SEK	3,428,585	(4,231)	(528)	—	—	—	(4,759)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	06/19/2024	BRL	511,249	(4,397)	(461)	—	—	—	(4,858)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	06/19/2024	BRL	1,210,781	(4,337)	(534)	—	—	—	(4,871)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR minus 0.011%	Monthly	JPMorgan	06/19/2024	SEK	3,568,528	(4,403)	(549)	—	—	—	(4,952)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR minus 0.011%	Monthly	JPMorgan	06/19/2024	SEK	5,247,835	(6,476)	(804)	—	—	—	(7,280)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	06/19/2024	BRL	1,273,176	(6,895)	(562)	—	—	—	(7,457)
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	06/19/2024	EUR	1,630,653	(6,183)	(2,687)	—	—	—	(8,870)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	06/19/2024	BRL	1,581,915	(13,039)	(959)	—	—	—	(13,998)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	06/19/2024	BRL	3,538,026	(30,426)	—	—	—	—	(30,426)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/19/2024	SGD	6,130,492	(52,418)	7,240	—	—	—	(45,178)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.008%	Monthly	JPMorgan	06/19/2024	EUR	7,698,753	(124,182)	(14,480)	—	—	—	(138,662)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	06/19/2024	BRL	44,590,288	(383,460)	(40,950)	—	—	—	(424,410)
Increase in total return of Ibovespa Index June Futures	Decrease in total return of Ibovespa Index June Futures	At Termination	Morgan Stanley International	06/12/2024	BRL	42,340,988	(374,588)	—	—	—	—	(374,588)
Increase in total return of Ibovespa Index June Futures	Decrease in total return of Ibovespa Index June Futures	At Termination	Morgan Stanley International	06/12/2024	BRL	69,341,038	(423,221)	—	—	—	—	(423,221)
Increase in total return of KOSPI 200 Index June Futures	Decrease in total return of KOSPI 200 Index June Futures	At Termination	Morgan Stanley International	06/13/2024	KRW	3,150,437,500	(73,640)	—	—	—	—	(73,640)
Increase in total return of KOSPI 200 Index June Futures	Decrease in total return of KOSPI 200 Index June Futures	At Termination	Morgan Stanley International	06/13/2024	KRW	20,432,837,500	(380,300)	—	—	—	—	(380,300)
Increase in total return of Swiss Market Index June Futures	Decrease in total return of Swiss Market Index June Futures	At Termination	Morgan Stanley International	06/21/2024	CHF	15,392,000	177,948	—	—	—	177,948	—
Increase in total return of Swiss Market Index June Futures	Decrease in total return of Swiss Market Index June Futures	At Termination	Morgan Stanley International	06/21/2024	CHF	4,930,250	54,477	—	—	—	54,477	—
Total							(796,471)	14,625	—	—	1,187,112	(1,968,958)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month AUD BBSW	Bank Bill Swap Rate	4.280%
1-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	5.228%
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	5.850%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.751%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	8.233%
3-Month AUD BBSW	Bank Bill Swap Rate	4.350%
3-Month NZD Bank Bill	Bank Bill Rate	5.625%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.751%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.247%
6-Month AUD BBSW	Bank Bill Swap Rate	4.603%
6-Month EURIBOR	Euro Interbank Offered Rate	3.745%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	3.745%
ESTR	Euro Short Term Rate	3.910%
CORRA	Canadian Overnight Repo Rate Average	5.010%
Overnight BRL CDI	Interbank Certificate of Deposit	10.400%
SARON	Swiss Average Rate Overnight	1.453%
SOFR	Secured Overnight Financing Rate	5.330%
SONIA	Sterling Overnight Index Average	5.200%
SORA	Singapore Overnight Rate Average	3.529%
TONA	Tokyo Overnight Average Rate	0.077%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $108,619,081, which represents 20.13% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $6,617,653, which represents 1.23% of total net assets.

(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	305,372,644	590,483,194	(666,463,664)	67,111	229,459,285	23,453	15,145,008	229,505,186
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Abbreviation Legend (continued)
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	19,934,034	2,424,850	22,358,884
Commercial Mortgage-Backed Securities - Agency	—	369,989	—	369,989
Commercial Mortgage-Backed Securities - Non-Agency	—	7,159,594	—	7,159,594
Residential Mortgage-Backed Securities - Agency	—	205,494,184	—	205,494,184
Residential Mortgage-Backed Securities - Non-Agency	—	75,774,681	5,876,179	81,650,860
Treasury Bills	—	87,100,483	—	87,100,483
Call Option Contracts Purchased	—	1,427,729	—	1,427,729
Put Option Contracts Purchased	—	888,075	—	888,075
Money Market Funds	229,459,285	—	—	229,459,285
Total Investments in Securities	229,459,285	398,148,769	8,301,029	635,909,083
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	27,333,738	—	27,333,738
Futures Contracts	11,050,639	—	—	11,050,639
Swap Contracts	—	6,563,264	—	6,563,264
Liability
Forward Foreign Currency Exchange Contracts	—	(26,234,660)	—	(26,234,660)
Futures Contracts	(14,512,859)	—	—	(14,512,859)
Swap Contracts	—	(8,378,862)	—	(8,378,862)
Total	225,997,065	397,432,249	8,301,029	631,730,343
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2024 ($)
Asset-Backed Securities — Non-Agency	3,583,903	(299,072)	(1,207,354)	853,391	643,060	(1,149,078)	—	—	2,424,850
Residential Mortgage-Backed Securities — Non-Agency	11,685,826	265,906	4,642	161,990	917,266	(7,159,451)	—	—	5,876,179
Total	15,269,729	(33,166)	(1,202,712)	1,015,381	1,560,326	(8,308,529)	—	—	8,301,029
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2024 was $875,258, which is comprised of Asset-Backed Securities — Non-Agency of $807,486 and Residential Mortgage-Backed Securities — Non-Agency of $67,772.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at May 31, 2024:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	2,424,850
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	5,876,179
Total		8,301,029
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $420,796,656)	$404,133,994
Affiliated issuers (cost $229,442,671)	229,459,285
Option contracts purchased (cost $4,083,047)	2,315,804
Cash	8,452,887
Foreign currency (cost $5,046,539)	5,054,028
Cash collateral held at broker for:
Swap contracts	6,430,000
TBA	337,000
Other(a)	10,900,000
Margin deposits on:
Futures contracts	40,431,114
Swap contracts	7,501,112
Unrealized appreciation on forward foreign currency exchange contracts	27,333,738
Unrealized appreciation on swap contracts	1,218,664
Receivable for:
Investments sold	495,654
Investments sold on a delayed delivery basis	18,989,375
Capital shares sold	101,577
Dividends	1,078,467
Interest	910,483
Variation margin for futures contracts	4,207,119
Variation margin for swap contracts	1,240,404
Expense reimbursement due from Investment Manager	3,116
Prepaid expenses	3,564
Deferred compensation of board members	83,869
Total assets	770,681,254
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	26,234,660
Unrealized depreciation on swap contracts	2,060,486
Upfront receipts on swap contracts	657,899
Cash collateral due to broker for:
Swap contracts	120,000
Other(a)	1,209,812
Payable for:
Investments purchased	575,583
Investments purchased on a delayed delivery basis	194,040,720
Capital shares redeemed	650,657
Variation margin for futures contracts	4,187,157
Variation margin for swap contracts	1,219,260
Management services fees	14,124
Distribution and/or service fees	182
Transfer agent fees	53,418
Compensation of board members	1,664
Other expenses	80,304
Other liabilities	1,721
Deferred compensation of board members	112,020
Total liabilities	231,219,667
Net assets applicable to outstanding capital stock	$539,461,587
Represented by
Paid in capital	651,517,533
Total distributable earnings (loss)	(112,055,946)
Total - representing net assets applicable to outstanding capital stock	$539,461,587
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2024
Class A
Net assets	$5,829,499
Shares outstanding	198,712
Net asset value per share	$29.34
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.13
Advisor Class
Net assets	$1,197,427
Shares outstanding	40,230
Net asset value per share	$29.76
Class C
Net assets	$5,085,497
Shares outstanding	180,919
Net asset value per share	$28.11
Institutional Class
Net assets	$527,349,164
Shares outstanding	17,760,062
Net asset value per share	$29.69

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$15,145,008
Interest	21,612,761
Interfund lending	3,622
Total income	36,761,391
Expenses:
Management services fees	6,146,117
Distribution and/or service fees
Class A	13,084
Class C	54,385
Class R	31
Transfer agent fees
Class A	6,488
Advisor Class	1,709
Class C	6,782
Institutional Class	785,862
Institutional 2 Class	190
Institutional 3 Class	1
Class R	6
Custodian fees	120,639
Printing and postage fees	74,136
Registration fees	110,758
Accounting services fees	52,005
Legal fees	18,635
Interest on collateral	423,118
Compensation of chief compliance officer	111
Compensation of board members	17,933
Deferred compensation of board members	8,374
Other	93,187
Total expenses	7,933,551
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(943,788)
Expense reduction	(20)
Total net expenses	6,989,743
Net investment income	29,771,648
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,602,537)
Investments — affiliated issuers	23,453
Foreign currency translations	(5,726,782)
Forward foreign currency exchange contracts	(4,733,644)
Futures contracts	46,488,205
Option contracts purchased	(8,216,650)
Option contracts written	(959,942)
Swap contracts	2,258,954
Net realized gain	16,531,057
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,988,754
Investments — affiliated issuers	67,111
Foreign currency translations	448,045
Forward foreign currency exchange contracts	7,585,779
Futures contracts	(1,517,896)
Option contracts purchased	637,979
Option contracts written	77,135
Swap contracts	460,146
Net change in unrealized appreciation (depreciation)	14,747,053
Net realized and unrealized gain	31,278,110
Net increase in net assets resulting from operations	$61,049,758
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$29,771,648	$25,683,977
Net realized gain (loss)	16,531,057	(1,713,693)
Net change in unrealized appreciation (depreciation)	14,747,053	(32,503,543)
Net increase (decrease) in net assets resulting from operations	61,049,758	(8,533,259)
Distributions to shareholders
Net investment income and net realized gains
Class A	(138,070)	(26,674)
Advisor Class	(45,303)	(11,736)
Class C	(144,535)	—
Institutional Class	(17,353,805)	(5,902,262)
Institutional 2 Class	(13,340)	(4,687)
Institutional 3 Class	(221)	(63)
Class R	(196)	(21)
Total distributions to shareholders	(17,695,470)	(5,945,443)
Decrease in net assets from capital stock activity	(242,796,494)	(53,236,488)
Total decrease in net assets	(199,442,206)	(67,715,190)
Net assets at beginning of year	738,903,793	806,618,983
Net assets at end of year	$539,461,587	$738,903,793
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	40,195	1,125,474	135,677	3,821,407
Distributions reinvested	4,966	137,864	956	26,635
Shares redeemed	(27,813)	(782,480)	(31,633)	(886,353)
Net increase	17,348	480,858	105,000	2,961,689
Advisor Class
Shares sold	11,141	322,625	44,369	1,270,112
Distributions reinvested	1,603	45,088	414	11,680
Shares redeemed	(24,609)	(705,155)	(3,897)	(110,606)
Net increase (decrease)	(11,865)	(337,442)	40,886	1,171,186
Class C
Shares sold	43,004	1,159,973	246,693	6,652,400
Distributions reinvested	5,409	144,360	—	—
Shares redeemed	(101,842)	(2,728,644)	(489,109)	(13,101,135)
Net decrease	(53,429)	(1,424,311)	(242,416)	(6,448,735)
Institutional Class
Shares sold	2,257,692	64,792,775	5,650,727	159,865,346
Distributions reinvested	618,398	17,352,251	209,871	5,901,570
Shares redeemed	(11,269,271)	(323,209,739)	(7,644,047)	(216,457,033)
Net decrease	(8,393,181)	(241,064,713)	(1,783,449)	(50,690,117)
Institutional 2 Class
Shares sold	2	43	—	—
Distributions reinvested	465	13,121	164	4,627
Shares redeemed	(15,722)	(449,295)	(8,284)	(235,138)
Net decrease	(15,255)	(436,131)	(8,120)	(230,511)
Institutional 3 Class
Shares redeemed	(250)	(7,503)	—	—
Net decrease	(250)	(7,503)	—	—
Class R
Shares redeemed	(250)	(7,252)	—	—
Net decrease	(250)	(7,252)	—	—
Total net decrease	(8,456,882)	(242,796,494)	(1,888,099)	(53,236,488)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$27.46	1.25	1.45	2.70	(0.82)	(0.82)
Year Ended 5/31/2023	$28.00	0.98	(1.36)	(0.38)	(0.16)	(0.16)
Year Ended 5/31/2022	$29.65	0.47	(1.52)	(1.05)	(0.60)	(0.60)
Year Ended 5/31/2021(e)	$27.84	0.19	1.62	1.81	—	—
Year Ended 5/31/2020(e)	$29.79	0.28	(2.23)	(1.95)	—	—
Advisor Class
Year Ended 5/31/2024	$27.82	1.33	1.47	2.80	(0.86)	(0.86)
Year Ended 5/31/2023	$28.35	1.14	(1.45)	(0.31)	(0.22)	(0.22)
Year Ended 5/31/2022	$30.03	0.20	(1.21)	(1.01)	(0.67)	(0.67)
Year Ended 5/31/2021(e)	$28.12	0.28	1.63	1.91	—	—
Year Ended 5/31/2020(e)	$30.01	0.32	(2.21)	(1.89)	—	—
Class C
Year Ended 5/31/2024	$26.42	0.99	1.40	2.39	(0.70)	(0.70)
Year Ended 5/31/2023	$26.99	0.50	(1.07)	(0.57)	—	—
Year Ended 5/31/2022	$28.59	6.57	(7.80)	(1.23)	(0.37)	(0.37)
Year Ended 5/31/2021(e)	$27.05	(0.04)	1.58	1.54	—	—
Year Ended 5/31/2020(e)	$29.16	0.04	(2.15)	(2.11)	—	—
Institutional Class
Year Ended 5/31/2024	$27.75	1.34	1.46	2.80	(0.86)	(0.86)
Year Ended 5/31/2023	$28.30	0.93	(1.25)	(0.32)	(0.23)	(0.23)
Year Ended 5/31/2022	$29.97	0.34	(1.34)	(1.00)	(0.67)	(0.67)
Year Ended 5/31/2021(e)	$28.07	0.28	1.62	1.90	—	—
Year Ended 5/31/2020(e)	$29.96	0.32	(2.21)	(1.89)	—	—

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2024	5/31/2023	5/31/2022	5/31/2021	5/31/2020
Class A	0.07%	0.05%	0.04%	0.01%	0.01%
Advisor Class	0.07%	0.05%	0.04%	0.01%	0.01%
Class C	0.07%	0.04%	0.04%	0.01%	0.01%
Institutional Class	0.07%	0.04%	0.04%	0.01%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$29.34	10.01%	1.49% (c)	1.33% (c),(d)	4.39%	718%	$5,829
Year Ended 5/31/2023	$27.46	(1.38% )	1.46% (c)	1.32% (c),(d)	3.54%	660%	$4,980
Year Ended 5/31/2022	$28.00	(3.54% )	1.42% (c)	1.30% (c),(d)	1.62%	352%	$2,138
Year Ended 5/31/2021 (e)	$29.65	6.50%	1.40% (c),(f)	1.27% (c),(f)	0.66%	555%	$1,739
Year Ended 5/31/2020 (e)	$27.84	(6.58% )	1.42% (c),(f)	1.25% (c),(f)	0.94%	789%	$2,125
Advisor Class
Year Ended 5/31/2024	$29.76	10.26%	1.23% (c)	1.08% (c),(d)	4.64%	718%	$1,197
Year Ended 5/31/2023	$27.82	(1.09% )	1.22% (c)	1.07% (c),(d)	4.05%	660%	$1,449
Year Ended 5/31/2022	$28.35	(3.34% )	1.16% (c)	1.05% (c),(d)	0.66%	352%	$318
Year Ended 5/31/2021 (e)	$30.03	6.79%	1.16% (c),(f)	1.02% (c),(f)	0.97%	555%	$226
Year Ended 5/31/2020 (e)	$28.12	(6.27% )	1.17% (c),(f)	0.99% (c),(f)	1.15%	789%	$133
Class C
Year Ended 5/31/2024	$28.11	9.18%	2.23% (c)	2.08% (c),(d)	3.65%	718%	$5,085
Year Ended 5/31/2023	$26.42	(2.11% )	2.19% (c)	2.06% (c),(d)	1.84%	660%	$6,191
Year Ended 5/31/2022	$26.99	(4.29% )	2.17% (c)	2.06% (c),(d)	24.79%	352%	$12,869
Year Ended 5/31/2021 (e)	$28.59	5.73%	2.15% (c),(f)	2.02% (c),(f)	(0.14% )	555%	$114
Year Ended 5/31/2020 (e)	$27.05	(7.27% )	2.17% (c),(f)	1.99% (c),(f)	0.21%	789%	$220
Institutional Class
Year Ended 5/31/2024	$29.69	10.29%	1.23% (c)	1.08% (c),(d)	4.66%	718%	$527,349
Year Ended 5/31/2023	$27.75	(1.15% )	1.20% (c)	1.06% (c),(d)	3.29%	660%	$725,845
Year Ended 5/31/2022	$28.30	(3.32% )	1.17% (c)	1.05% (c),(d)	1.15%	352%	$790,615
Year Ended 5/31/2021 (e)	$29.97	6.73%	1.16% (c),(f)	1.02% (c),(f)	0.95%	555%	$806,627
Year Ended 5/31/2020 (e)	$28.07	(6.28% )	1.17% (c),(f)	1.00% (c),(f)	1.17%	789%	$614,500
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements
May 31, 2024
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At May 31, 2024, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	2.06%	6.39%	2.52%
Net assets	$11,093,531	$34,463,385	$13,615,944
Net investment income (loss)	336,265	1,766,920	833,862
Net realized gain (loss)	20,841,121	2,660,842	4,837,803
Net change in unrealized appreciation (depreciation)	(1,343,547)	(3,598,828)	(1,518,896)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class and Institutional Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund. Effective on March 11, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.
The Board of Trustees of the Fund also approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to the commodities market and to generate total return through long and short positions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount,
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market, to manage interest rate market risk exposure to produce incremental earnings and to obtain long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2024:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	31,552 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,254,250 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,187,112 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	27,333,738
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,641,905 *
Interest rate risk	Investments, at value — Option contracts purchased	2,315,804
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,344,600 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	6,154,484 *
Total		47,263,445

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	148,842 *
Credit risk	Upfront receipts on swap contracts	657,899
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,411,291 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,968,958 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	26,234,660
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,530,768 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,261,062 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	9,570,800 *
Total		49,784,280

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended May 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	28,590,918	—	—	—	28,590,918
Credit risk	—	—	—	—	(648,500)	(648,500)
Equity risk	—	8,748,822	—	—	(1,806,711)	6,942,111
Foreign exchange risk	(4,733,644)	—	—	—	—	(4,733,644)
Interest rate risk	—	9,148,465	(8,216,650)	(959,942)	4,714,165	4,686,038
Total	(4,733,644)	46,488,205	(8,216,650)	(959,942)	2,258,954	34,836,923

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(6,344,981)	—	—	—	(6,344,981)
Credit risk	—	—	—	—	1,663,290	1,663,290
Equity risk	—	5,102,882	—	—	(418)	5,102,464
Foreign exchange risk	7,585,779	—	—	—	—	7,585,779
Interest rate risk	—	(275,797)	637,979	77,135	(1,202,726)	(763,409)
Total	7,585,779	(1,517,896)	637,979	77,135	460,146	7,243,143
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	804,913,819
Futures contracts — short	915,120,962
Credit default swap contracts — buy protection	4,523,719
Credit default swap contracts — sell protection	8,471,858

Derivative instrument	Average value ($)
Option contracts purchased	2,393,553
Option contracts written	(173,994)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	26,282,250	(25,898,281)
Interest rate swap contracts	8,721,397	(8,536,796)
Total return swap contracts	852,393	(827,027)

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of May 31, 2024:
	Barclays ($)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley International ($)(a)	Morgan Stanley International ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	1,208,692	-	-	31,712	-	-	-	-	-	1,240,404
Forward foreign currency exchange contracts	13,255	1,691,609	15,725,404	-	-	294,448	2,904,622	-	1,413,801	4,990,793	-	-	-	-	167,144	132,662	27,333,738
Call option contracts purchased	-	404,485	-	-	-	-	-	-	1,023,244	-	-	-	-	-	-	-	1,427,729
Put option contracts purchased	-	292,483	-	-	311,194	-	-	-	284,398	-	-	-	-	-	-	-	888,075
OTC credit default swap contracts (c)	-	-	-	-	-	-	-	-	31,552	-	-	-	-	-	-	-	31,552
OTC total return swap contracts (c)	-	-	-	74,935	-	-	879,752	-	-	-	-	177,948	54,477	-	-	-	1,187,112
Total assets	13,255	2,388,577	15,725,404	74,935	311,194	294,448	3,784,374	1,208,692	2,752,995	4,990,793	31,712	177,948	54,477	-	167,144	132,662	32,108,610
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	-	-	-	4,204	-	-	-	-	-	4,204
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	1,215,056	-	-	-	-	-	-	-	-	1,215,056
Forward foreign currency exchange contracts	696,846	163,020	14,430,889	-	41,262	-	2,903,894	-	1,099,175	5,934,649	-	-	-	473,811	7,715	483,399	26,234,660
OTC credit default swap contracts (c)	-	-	-	-	-	-	-	-	749,427	-	-	-	-	-	-	-	749,427
OTC total return swap contracts (c)	-	-	-	11,170	-	-	706,039	-	-	-	-	803,521	448,228	-	-	-	1,968,958
Total liabilities	696,846	163,020	14,430,889	11,170	41,262	-	3,609,933	1,215,056	1,848,602	5,934,649	4,204	803,521	448,228	473,811	7,715	483,399	30,172,305
Total financial and derivative net assets	(683,591)	2,225,557	1,294,515	63,765	269,932	294,448	174,441	(6,364)	904,393	(943,856)	27,508	(625,573)	(393,751)	(473,811)	159,429	(350,737)	1,936,305
Total collateral received (pledged) (d)	-	903,000	-	-	269,932	-	-	(6,364)	583,000	(943,856)	-	(625,573)	-	-	-	-	180,139
Net amount (e)	(683,591)	1,322,557	1,294,515	63,765	-	294,448	174,441	-	321,393	-	27,508	-	(393,751)	(473,811)	159,429	(350,737)	1,756,166

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Consolidated Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and PGIM Quantitative Solutions LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
In addition, the Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of May 31, 2024, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. As a result of Institutional 2 Class and Institutional 3 Class shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a transfer agency fee for each share class.
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.13
Class C	0.12
Institutional Class	0.13
Institutional 2 Class	0.06 (a)
Institutional 3 Class	0.02 (a)
Class R	0.09 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	634
Class C	—	1.00 (b)	61

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2024 (%)
Class A	1.27
Advisor Class	1.02
Class C	2.02
Institutional Class	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for foreign currency transactions, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses, investments in commodity subsidiaries and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
320,568	3,256,245	(3,576,813)
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
17,695,470	—	17,695,470	5,945,443	—	5,945,443
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
37,654,723	—	(76,277,191)	(72,086,959)
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
720,533,889	1,099,078	(73,186,037)	(72,086,959)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(34,693,332)	(41,583,859)	(76,277,191)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,746,408,332 and $2,830,998,407, respectively, for the year ended May 31, 2024, of which $2,708,076,276 and $2,731,247,296, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,715,385	5.84	13
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
May 31, 2024
mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At May 31, 2024, affiliated shareholders of record owned 92.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Multi Strategy Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Columbia Multi Strategy Alternatives Fund  and its subsidiaries (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2024, the related consolidated statement of operations for the year ended May 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Multi Strategy Alternatives Fund | 2024

Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN259_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024